UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of March

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

Columbia Select Large Cap Growth Fund

Class A | ELGAX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Columbia Select Large Cap Growth Fund (the Fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$109	1.03%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections within the industrials and health care sectors boosted the Fund’s relative performance the most during the annual period.

Allocations | Larger allocations to the energy and industrials sectors and smaller allocations to the consumer staples and materials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Vertiv Holdings Co., which provides the power, cooling, and physical systems that keep data centers and networks running reliably; Quanta Services, a leading specialty infrastructure contractor focused on electric power, renewable energy, and utility networks; Applied Materials, a semiconductor manufacturer; NVIDIA Corporation, which designs specialized computing chips and software that provide AI infrastructure for data centers, gaming, and advanced industrial applications; and Insmed Inc., a bio-pharmaceutical company that develops medicines for serious and rare diseases, with a particular focus on chronic and rare lung conditions, contributed positively to the Fund’s performance.

Top Performance Detractors

Stock selection | Selections within the information technology, consumer discretionary and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the health care and financials sectors and smaller allocations to the communication services and information technology sectors detracted from relative performance.

Individual holdings | Fund positions in Broadcom, Inc., maker of semiconductors and enterprise software that power data centers, networking, broadband, and cloud infrastructure; ServiceNow Inc., provider of a cloud based software platform that uses AI to automate and manage digital workflows across IT, operations, and enterprise functions; Intuit Inc., provider of financial software and platforms that help consumers and small businesses manage taxes, accounting, and personal finances; Adobe Inc., provider of industry leading software for creating, managing, and monetizing digital content; and Chipotle Mexican Grill, the operator of a fast casual restaurant chain focused on made to order Mexican inspired food, detracted from the Fund’s relative performance.

Columbia Select Large Cap Growth Fund | Class A | ASR215-01_(05/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Large Cap Growth Fund Class A (including sales charges) ($30,145)	Russell 1000® Index ($36,964)	Russell 1000® Growth Index ($47,382)
03/16	$9,425	$10,000	$10,000
04/16	$9,741	$10,054	$9,909
05/16	$10,039	$10,230	$10,101
06/16	$9,912	$10,254	$10,061
07/16	$10,676	$10,644	$10,536
08/16	$10,598	$10,658	$10,484
09/16	$10,670	$10,667	$10,522
10/16	$10,101	$10,459	$10,275
11/16	$9,912	$10,871	$10,499
12/16	$9,746	$11,075	$10,629
01/17	$10,493	$11,298	$10,987
02/17	$10,977	$11,735	$11,443
03/17	$11,255	$11,743	$11,576
04/17	$11,541	$11,867	$11,840
05/17	$11,834	$12,018	$12,148
06/17	$12,081	$12,102	$12,116
07/17	$12,530	$12,342	$12,438
08/17	$12,695	$12,381	$12,666
09/17	$12,522	$12,644	$12,831
10/17	$12,648	$12,934	$13,328
11/17	$13,072	$13,329	$13,733
12/17	$13,169	$13,477	$13,840
01/18	$14,277	$14,217	$14,820
02/18	$14,154	$13,695	$14,432
03/18	$13,891	$13,384	$14,036
04/18	$14,014	$13,430	$14,085
05/18	$14,580	$13,773	$14,702
06/18	$14,599	$13,862	$14,844
07/18	$14,919	$14,340	$15,280
08/18	$15,523	$14,834	$16,115
09/18	$15,665	$14,890	$16,205
10/18	$13,578	$13,837	$14,756
11/18	$13,862	$14,118	$14,913
12/18	$12,465	$12,833	$13,631
01/19	$14,287	$13,908	$14,856
02/19	$14,871	$14,379	$15,387
03/19	$15,113	$14,629	$15,825
04/19	$15,908	$15,220	$16,540
05/19	$14,549	$14,250	$15,495
06/19	$15,844	$15,250	$16,559
07/19	$15,869	$15,487	$16,933
08/19	$15,245	$15,204	$16,804
09/19	$14,915	$15,467	$16,806
10/19	$15,661	$15,795	$17,280
11/19	$16,663	$16,392	$18,046
12/19	$17,139	$16,865	$18,591
01/20	$17,194	$16,883	$19,006
02/20	$16,483	$15,504	$17,712
03/20	$14,461	$13,455	$15,969
04/20	$16,664	$15,233	$18,332
05/20	$18,394	$16,037	$19,563
06/20	$19,073	$16,391	$20,415
07/20	$20,593	$17,351	$21,986
08/20	$22,405	$18,625	$24,255
09/20	$21,990	$17,944	$23,113
10/20	$21,760	$17,511	$22,328
11/20	$24,063	$19,573	$24,615
12/20	$25,269	$20,401	$25,747
01/21	$24,326	$20,233	$25,556
02/21	$25,033	$20,819	$25,550
03/21	$24,616	$21,607	$25,989
04/21	$26,067	$22,770	$27,758
05/21	$25,650	$22,878	$27,374
06/21	$28,016	$23,451	$29,091
07/21	$28,480	$23,939	$30,050
08/21	$29,188	$24,631	$31,173
09/21	$27,396	$23,500	$29,427
10/21	$29,277	$25,131	$31,976
11/21	$28,060	$24,794	$32,172
12/21	$27,519	$25,798	$32,852
01/22	$24,512	$24,343	$30,032
02/22	$23,173	$23,675	$28,757
03/22	$23,653	$24,474	$29,882
04/22	$20,241	$22,293	$26,273
05/22	$19,332	$22,259	$25,662
06/22	$18,079	$20,395	$23,630
07/22	$20,216	$22,294	$26,466
08/22	$19,355	$21,438	$25,233
09/22	$17,307	$19,454	$22,780
10/22	$18,643	$21,015	$24,111
11/22	$19,801	$22,152	$25,210
12/22	$18,672	$20,863	$23,280
01/23	$20,691	$22,262	$25,220
02/23	$19,860	$21,733	$24,921
03/23	$21,285	$22,420	$26,624
04/23	$21,463	$22,698	$26,887
05/23	$21,997	$22,804	$28,112
06/23	$23,656	$24,344	$30,035
07/23	$24,094	$25,181	$31,047
08/23	$23,781	$24,740	$30,768
09/23	$22,344	$23,578	$29,095
10/23	$21,594	$23,008	$28,680
11/23	$24,375	$25,157	$31,807
12/23	$25,939	$26,398	$33,215
01/24	$26,578	$26,767	$34,044
02/24	$27,654	$28,212	$36,366
03/24	$28,159	$29,116	$37,007
04/24	$26,712	$27,877	$35,437
05/24	$27,352	$29,190	$37,558
06/24	$28,904	$30,156	$40,091
07/24	$27,410	$30,595	$39,409
08/24	$28,418	$31,320	$40,230
09/24	$28,829	$31,990	$41,370
10/24	$28,978	$31,767	$41,233
11/24	$30,995	$33,812	$43,907
12/24	$30,009	$32,869	$44,295
01/25	$30,663	$33,915	$45,171
02/25	$29,397	$33,322	$43,548
03/25	$26,825	$31,394	$39,880
04/25	$27,968	$31,207	$40,586
05/25	$30,703	$33,199	$44,177
06/25	$32,449	$34,880	$46,993
07/25	$32,914	$35,655	$48,768
08/25	$32,138	$36,406	$49,313
09/25	$32,811	$37,668	$51,932
10/25	$34,519	$38,481	$53,819
11/25	$33,639	$38,574	$52,844
12/25	$33,208	$38,577	$52,516
01/26	$32,427	$39,108	$51,722
02/26	$31,466	$38,898	$49,985
03/26	$30,145	$36,964	$47,382
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	12.38	4.14	12.33
Class A (including sales charges)	5.93	2.91	11.67
Russell 1000® Index	17.74	11.34	13.97
Russell 1000® Growth Index	18.81	12.76	16.83

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$475,088,164
Total number of portfolio holdings	34
Management services fees (represents 0.76% of Fund average net assets)	$4,920,159
Portfolio turnover for the reporting period	39%

Columbia Select Large Cap Growth Fund | Class A | ASR215-01_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	18.4%
Systems Software	16.1%
Technology Hardware, Storage & Peripherals	5.0%
Semiconductor Materials & Equipment	3.2%
Communications Equipment	1.6%
Electronic Manufacturing Services	1.1%

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Microsoft Corp.	9.9%
Amazon.com, Inc.	7.5%
Alphabet, Inc., Class A	5.4%
Apple, Inc.	5.0%
Broadcom, Inc.	4.8%
Meta Platforms, Inc., Class A	4.4%
Intuitive Surgical, Inc.	3.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	3.7%

Equity Sector Allocation

Table Summary
Information Technology	45.4%
Communication Services	16.4%
Consumer Discretionary	12.2%
Health Care	11.5%
Industrials	5.3%
Financials	4.7%
Consumer Staples	2.8%
Energy	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Large Cap Growth Fund | Class A | ASR215-01_(05/26) |

Columbia Select Large Cap Growth Fund

Class R | URLGX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Columbia Select Large Cap Growth Fund (the Fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$136	1.28%

Management's Discussion of Fund Performance

The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections within the industrials and health care sectors boosted the Fund’s relative performance the most during the annual period.

Allocations | Larger allocations to the energy and industrials sectors and smaller allocations to the consumer staples and materials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Vertiv Holdings Co., which provides the power, cooling, and physical systems that keep data centers and networks running reliably; Quanta Services, a leading specialty infrastructure contractor focused on electric power, renewable energy, and utility networks; Applied Materials, a semiconductor manufacturer; NVIDIA Corporation, which designs specialized computing chips and software that provide AI infrastructure for data centers, gaming, and advanced industrial applications; and Insmed Inc., a bio-pharmaceutical company that develops medicines for serious and rare diseases, with a particular focus on chronic and rare lung conditions, contributed positively to the Fund’s performance.

Top Performance Detractors

Stock selection | Selections within the information technology, consumer discretionary and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the health care and financials sectors and smaller allocations to the communication services and information technology sectors detracted from relative performance.

Individual holdings | Fund positions in Broadcom, Inc., maker of semiconductors and enterprise software that power data centers, networking, broadband, and cloud infrastructure; ServiceNow Inc., provider of a cloud based software platform that uses AI to automate and manage digital workflows across IT, operations, and enterprise functions; Intuit Inc., provider of financial software and platforms that help consumers and small businesses manage taxes, accounting, and personal finances; Adobe Inc., provider of industry leading software for creating, managing, and monetizing digital content; and Chipotle Mexican Grill, the operator of a fast casual restaurant chain focused on made to order Mexican inspired food, detracted from the Fund’s relative performance.

Columbia Select Large Cap Growth Fund | Class R | ASR215-12_(05/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Large Cap Growth Fund Class R ($31,216)	Russell 1000® Index ($36,964)	Russell 1000® Growth Index ($47,382)
03/16	$10,000	$10,000	$10,000
04/16	$10,338	$10,054	$9,909
05/16	$10,647	$10,230	$10,101
06/16	$10,513	$10,254	$10,061
07/16	$11,321	$10,644	$10,536
08/16	$11,241	$10,658	$10,484
09/16	$11,306	$10,667	$10,522
10/16	$10,702	$10,459	$10,275
11/16	$10,506	$10,871	$10,499
12/16	$10,321	$11,075	$10,629
01/17	$11,117	$11,298	$10,987
02/17	$11,626	$11,735	$11,443
03/17	$11,913	$11,743	$11,576
04/17	$12,217	$11,867	$11,840
05/17	$12,521	$12,018	$12,148
06/17	$12,782	$12,102	$12,116
07/17	$13,260	$12,342	$12,438
08/17	$13,419	$12,381	$12,666
09/17	$13,233	$12,644	$12,831
10/17	$13,375	$12,934	$13,328
11/17	$13,817	$13,329	$13,733
12/17	$13,907	$13,477	$13,840
01/18	$15,081	$14,217	$14,820
02/18	$14,951	$13,695	$14,432
03/18	$14,665	$13,384	$14,036
04/18	$14,794	$13,430	$14,085
05/18	$15,385	$13,773	$14,702
06/18	$15,406	$13,862	$14,844
07/18	$15,738	$14,340	$15,280
08/18	$16,371	$14,834	$16,115
09/18	$16,521	$14,890	$16,205
10/18	$14,311	$13,837	$14,756
11/18	$14,612	$14,118	$14,913
12/18	$13,131	$12,833	$13,631
01/19	$15,053	$13,908	$14,856
02/19	$15,674	$14,379	$15,387
03/19	$15,916	$14,629	$15,825
04/19	$16,756	$15,220	$16,540
05/19	$15,317	$14,250	$15,495
06/19	$16,683	$15,250	$16,559
07/19	$16,712	$15,487	$16,933
08/19	$16,043	$15,204	$16,804
09/19	$15,687	$15,467	$16,806
10/19	$16,470	$15,795	$17,280
11/19	$17,523	$16,392	$18,046
12/19	$18,004	$16,865	$18,591
01/20	$18,086	$16,883	$19,006
02/20	$17,311	$15,504	$17,712
03/20	$15,185	$13,455	$15,969
04/20	$17,509	$15,233	$18,332
05/20	$19,306	$16,037	$19,563
06/20	$20,027	$16,391	$20,415
07/20	$21,609	$17,351	$21,986
08/20	$23,521	$18,625	$24,255
09/20	$23,080	$17,944	$23,113
10/20	$22,822	$17,511	$22,328
11/20	$25,250	$19,573	$24,615
12/20	$26,494	$20,401	$25,747
01/21	$25,494	$20,233	$25,556
02/21	$26,227	$20,819	$25,550
03/21	$25,805	$21,607	$25,989
04/21	$27,317	$22,770	$27,758
05/21	$26,872	$22,878	$27,374
06/21	$29,350	$23,451	$29,091
07/21	$29,829	$23,939	$30,050
08/21	$30,562	$24,631	$31,173
09/21	$28,674	$23,500	$29,427
10/21	$30,646	$25,131	$31,976
11/21	$29,350	$24,794	$32,172
12/21	$28,804	$25,798	$32,852
01/22	$25,619	$24,343	$30,032
02/22	$24,225	$23,675	$28,757
03/22	$24,723	$24,474	$29,882
04/22	$21,172	$22,293	$26,273
05/22	$20,209	$22,259	$25,662
06/22	$18,898	$20,395	$23,630
07/22	$21,102	$22,294	$26,466
08/22	$20,204	$21,438	$25,233
09/22	$18,081	$19,454	$22,780
10/22	$19,469	$21,015	$24,111
11/22	$20,694	$22,152	$25,210
12/22	$19,469	$20,863	$23,280
01/23	$21,551	$22,262	$25,220
02/23	$20,694	$21,733	$24,921
03/23	$22,204	$22,420	$26,624
04/23	$22,367	$22,698	$26,887
05/23	$22,938	$22,804	$28,112
06/23	$24,648	$24,344	$30,035
07/23	$25,128	$25,181	$31,047
08/23	$24,779	$24,740	$30,768
09/23	$23,249	$23,578	$29,095
10/23	$22,506	$23,008	$28,680
11/23	$25,347	$25,157	$31,807
12/23	$27,007	$26,398	$33,215
01/24	$27,636	$26,767	$34,044
02/24	$28,795	$28,212	$36,366
03/24	$29,278	$29,116	$37,007
04/24	$27,780	$27,877	$35,437
05/24	$28,409	$29,190	$37,558
06/24	$30,059	$30,156	$40,091
07/24	$28,491	$30,595	$39,409
08/24	$29,499	$31,320	$40,230
09/24	$29,947	$31,990	$41,370
10/24	$30,115	$31,767	$41,233
11/24	$32,186	$33,812	$43,907
12/24	$31,153	$32,869	$44,295
01/25	$31,792	$33,915	$45,171
02/25	$30,515	$33,322	$43,548
03/25	$27,834	$31,394	$39,880
04/25	$28,983	$31,207	$40,586
05/25	$31,856	$33,199	$44,177
06/25	$33,626	$34,880	$46,993
07/25	$34,094	$35,655	$48,768
08/25	$33,345	$36,406	$49,313
09/25	$34,000	$37,668	$51,932
10/25	$35,780	$38,481	$53,819
11/25	$34,843	$38,574	$52,844
12/25	$34,411	$38,577	$52,516
01/26	$33,551	$39,108	$51,722
02/26	$32,568	$38,898	$49,985
03/26	$31,216	$36,964	$47,382
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	12.15	3.88	12.06
Russell 1000® Index	17.74	11.34	13.97
Russell 1000® Growth Index	18.81	12.76	16.83

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$475,088,164
Total number of portfolio holdings	34
Management services fees (represents 0.76% of Fund average net assets)	$4,920,159
Portfolio turnover for the reporting period	39%

Columbia Select Large Cap Growth Fund | Class R | ASR215-12_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	18.4%
Systems Software	16.1%
Technology Hardware, Storage & Peripherals	5.0%
Semiconductor Materials & Equipment	3.2%
Communications Equipment	1.6%
Electronic Manufacturing Services	1.1%

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Microsoft Corp.	9.9%
Amazon.com, Inc.	7.5%
Alphabet, Inc., Class A	5.4%
Apple, Inc.	5.0%
Broadcom, Inc.	4.8%
Meta Platforms, Inc., Class A	4.4%
Intuitive Surgical, Inc.	3.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	3.7%

Equity Sector Allocation

Table Summary
Information Technology	45.4%
Communication Services	16.4%
Consumer Discretionary	12.2%
Health Care	11.5%
Industrials	5.3%
Financials	4.7%
Consumer Staples	2.8%
Energy	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Large Cap Growth Fund | Class R | ASR215-12_(05/26) |

Columbia Select Large Cap Growth Fund

Class S | UMLAX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Columbia Select Large Cap Growth Fund (the Fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$83	0.78%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections within the industrials and health care sectors boosted the Fund’s relative performance the most during the annual period.

Allocations | Larger allocations to the energy and industrials sectors and smaller allocations to the consumer staples and materials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Vertiv Holdings Co., which provides the power, cooling, and physical systems that keep data centers and networks running reliably; Quanta Services, a leading specialty infrastructure contractor focused on electric power, renewable energy, and utility networks; Applied Materials, a semiconductor manufacturer; NVIDIA Corporation, which designs specialized computing chips and software that provide AI infrastructure for data centers, gaming, and advanced industrial applications; and Insmed Inc., a bio-pharmaceutical company that develops medicines for serious and rare diseases, with a particular focus on chronic and rare lung conditions, contributed positively to the Fund’s performance.

Top Performance Detractors

Stock selection | Selections within the information technology, consumer discretionary and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the health care and financials sectors and smaller allocations to the communication services and information technology sectors detracted from relative performance.

Individual holdings | Fund positions in Broadcom, Inc., maker of semiconductors and enterprise software that power data centers, networking, broadband, and cloud infrastructure; ServiceNow Inc., provider of a cloud based software platform that uses AI to automate and manage digital workflows across IT, operations, and enterprise functions; Intuit Inc., provider of financial software and platforms that help consumers and small businesses manage taxes, accounting, and personal finances; Adobe Inc., provider of industry leading software for creating, managing, and monetizing digital content; and Chipotle Mexican Grill, the operator of a fast casual restaurant chain focused on made to order Mexican inspired food, detracted from the Fund’s relative performance.

Columbia Select Large Cap Growth Fund | Class S | ASR215-16_(05/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Large Cap Growth Fund Class S ($32,812)	Russell 1000® Index ($36,964)	Russell 1000® Growth Index ($47,382)
03/16	$10,000	$10,000	$10,000
04/16	$10,343	$10,054	$9,909
05/16	$10,658	$10,230	$10,101
06/16	$10,526	$10,254	$10,061
07/16	$11,334	$10,644	$10,536
08/16	$11,259	$10,658	$10,484
09/16	$11,334	$10,667	$10,522
10/16	$10,737	$10,459	$10,275
11/16	$10,540	$10,871	$10,499
12/16	$10,360	$11,075	$10,629
01/17	$11,157	$11,298	$10,987
02/17	$11,673	$11,735	$11,443
03/17	$11,977	$11,743	$11,576
04/17	$12,280	$11,867	$11,840
05/17	$12,599	$12,018	$12,148
06/17	$12,855	$12,102	$12,116
07/17	$13,343	$12,342	$12,438
08/17	$13,514	$12,381	$12,666
09/17	$13,335	$12,644	$12,831
10/17	$13,481	$12,934	$13,328
11/17	$13,928	$13,329	$13,733
12/17	$14,029	$13,477	$13,840
01/18	$15,218	$14,217	$14,820
02/18	$15,090	$13,695	$14,432
03/18	$14,810	$13,384	$14,036
04/18	$14,946	$13,430	$14,085
05/18	$15,549	$13,773	$14,702
06/18	$15,577	$13,862	$14,844
07/18	$15,925	$14,340	$15,280
08/18	$16,567	$14,834	$16,115
09/18	$16,732	$14,890	$16,205
10/18	$14,495	$13,837	$14,756
11/18	$14,807	$14,118	$14,913
12/18	$13,309	$12,833	$13,631
01/19	$15,265	$13,908	$14,856
02/19	$15,896	$14,379	$15,387
03/19	$16,155	$14,629	$15,825
04/19	$17,014	$15,220	$16,540
05/19	$15,555	$14,250	$15,495
06/19	$16,950	$15,250	$16,559
07/19	$16,987	$15,487	$16,933
08/19	$16,314	$15,204	$16,804
09/19	$15,965	$15,467	$16,806
10/19	$16,775	$15,795	$17,280
11/19	$17,847	$16,392	$18,046
12/19	$18,356	$16,865	$18,591
01/20	$18,427	$16,883	$19,006
02/20	$17,650	$15,504	$17,712
03/20	$15,490	$13,455	$15,969
04/20	$17,862	$15,233	$18,332
05/20	$19,712	$16,037	$19,563
06/20	$20,456	$16,391	$20,415
07/20	$22,095	$17,351	$21,986
08/20	$24,028	$18,625	$24,255
09/20	$23,610	$17,944	$23,113
10/20	$23,347	$17,511	$22,328
11/20	$25,837	$19,573	$24,615
12/20	$27,123	$20,401	$25,747
01/21	$26,129	$20,233	$25,556
02/21	$26,888	$20,819	$25,550
03/21	$26,454	$21,607	$25,989
04/21	$28,009	$22,770	$27,758
05/21	$27,575	$22,878	$27,374
06/21	$30,114	$23,451	$29,091
07/21	$30,614	$23,939	$30,050
08/21	$31,397	$24,631	$31,173
09/21	$29,462	$23,500	$29,427
10/21	$31,506	$25,131	$31,976
11/21	$30,201	$24,794	$32,172
12/21	$29,626	$25,798	$32,852
01/22	$26,389	$24,343	$30,032
02/22	$24,967	$23,675	$28,757
03/22	$25,457	$24,474	$29,882
04/22	$21,827	$22,293	$26,273
05/22	$20,822	$22,259	$25,662
06/22	$19,484	$20,395	$23,630
07/22	$21,806	$22,294	$26,466
08/22	$20,872	$21,438	$25,233
09/22	$18,663	$19,454	$22,780
10/22	$20,107	$21,015	$24,111
11/22	$21,381	$22,152	$25,210
12/22	$20,135	$20,863	$23,280
01/23	$22,316	$22,262	$25,220
02/23	$21,438	$21,733	$24,921
03/23	$22,995	$22,420	$26,624
04/23	$23,165	$22,698	$26,887
05/23	$23,760	$22,804	$28,112
06/23	$25,569	$24,344	$30,035
07/23	$26,043	$25,181	$31,047
08/23	$25,687	$24,740	$30,768
09/23	$24,147	$23,578	$29,095
10/23	$23,376	$23,008	$28,680
11/23	$26,339	$25,157	$31,807
12/23	$28,057	$26,398	$33,215
01/24	$28,753	$26,767	$34,044
02/24	$29,953	$28,212	$36,366
03/24	$30,490	$29,116	$37,007
04/24	$28,911	$27,877	$35,437
05/24	$29,606	$29,190	$37,558
06/24	$31,316	$30,156	$40,091
07/24	$29,691	$30,595	$39,409
08/24	$30,798	$31,320	$40,230
09/24	$31,247	$31,990	$41,370
10/24	$31,420	$31,767	$41,233
11/24	$33,597	$33,812	$43,907
12/24	$32,547	$32,869	$44,295
01/25	$33,255	$33,915	$45,171
02/25	$31,913	$33,322	$43,548
03/25	$29,117	$31,394	$39,880
04/25	$30,347	$31,207	$40,586
05/25	$33,330	$33,199	$44,177
06/25	$35,261	$34,880	$46,993
07/25	$35,760	$35,655	$48,768
08/25	$34,944	$36,406	$49,313
09/25	$35,669	$37,668	$51,932
10/25	$37,482	$38,481	$53,819
11/25	$36,575	$38,574	$52,844
12/25	$36,083	$38,577	$52,516
01/26	$35,265	$39,108	$51,722
02/26	$34,192	$38,898	$49,985
03/26	$32,812	$36,964	$47,382
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	12.69	4.40	12.62
Russell 1000® Index	17.74	11.34	13.97
Russell 1000® Growth Index	18.81	12.76	16.83
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$475,088,164
Total number of portfolio holdings	34
Management services fees (represents 0.76% of Fund average net assets)	$4,920,159
Portfolio turnover for the reporting period	39%

Columbia Select Large Cap Growth Fund | Class S | ASR215-16_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	18.4%
Systems Software	16.1%
Technology Hardware, Storage & Peripherals	5.0%
Semiconductor Materials & Equipment	3.2%
Communications Equipment	1.6%
Electronic Manufacturing Services	1.1%

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Microsoft Corp.	9.9%
Amazon.com, Inc.	7.5%
Alphabet, Inc., Class A	5.4%
Apple, Inc.	5.0%
Broadcom, Inc.	4.8%
Meta Platforms, Inc., Class A	4.4%
Intuitive Surgical, Inc.	3.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	3.7%

Equity Sector Allocation

Table Summary
Information Technology	45.4%
Communication Services	16.4%
Consumer Discretionary	12.2%
Health Care	11.5%
Industrials	5.3%
Financials	4.7%
Consumer Staples	2.8%
Energy	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Large Cap Growth Fund | Class S | ASR215-16_(05/26) |

Columbia Select Large Cap Growth Fund

Institutional 2 Class | CGTRX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Columbia Select Large Cap Growth Fund (the Fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$77	0.72%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections within the industrials and health care sectors boosted the Fund’s relative performance the most during the annual period.

Allocations | Larger allocations to the energy and industrials sectors and smaller allocations to the consumer staples and materials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Vertiv Holdings Co., which provides the power, cooling, and physical systems that keep data centers and networks running reliably; Quanta Services, a leading specialty infrastructure contractor focused on electric power, renewable energy, and utility networks; Applied Materials, a semiconductor manufacturer; NVIDIA Corporation, which designs specialized computing chips and software that provide AI infrastructure for data centers, gaming, and advanced industrial applications; and Insmed Inc., a bio-pharmaceutical company that develops medicines for serious and rare diseases, with a particular focus on chronic and rare lung conditions, contributed positively to the Fund’s performance.

Top Performance Detractors

Stock selection | Selections within the information technology, consumer discretionary and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the health care and financials sectors and smaller allocations to the communication services and information technology sectors detracted from relative performance.

Individual holdings | Fund positions in Broadcom, Inc., maker of semiconductors and enterprise software that power data centers, networking, broadband, and cloud infrastructure; ServiceNow Inc., provider of a cloud based software platform that uses AI to automate and manage digital workflows across IT, operations, and enterprise functions; Intuit Inc., provider of financial software and platforms that help consumers and small businesses manage taxes, accounting, and personal finances; Adobe Inc., provider of industry leading software for creating, managing, and monetizing digital content; and Chipotle Mexican Grill, the operator of a fast casual restaurant chain focused on made to order Mexican inspired food, detracted from the Fund’s relative performance.

Columbia Select Large Cap Growth Fund | Institutional 2 Class | ASR215-15_(05/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Large Cap Growth Fund Institutional 2 Class ($33,119)	Russell 1000® Index ($36,964)	Russell 1000® Growth Index ($47,382)
03/16	$10,000	$10,000	$10,000
04/16	$10,341	$10,054	$9,909
05/16	$10,661	$10,230	$10,101
06/16	$10,526	$10,254	$10,061
07/16	$11,340	$10,644	$10,536
08/16	$11,267	$10,658	$10,484
09/16	$11,347	$10,667	$10,522
10/16	$10,745	$10,459	$10,275
11/16	$10,546	$10,871	$10,499
12/16	$10,372	$11,075	$10,629
01/17	$11,168	$11,298	$10,987
02/17	$11,685	$11,735	$11,443
03/17	$11,987	$11,743	$11,576
04/17	$12,297	$11,867	$11,840
05/17	$12,614	$12,018	$12,148
06/17	$12,878	$12,102	$12,116
07/17	$13,359	$12,342	$12,438
08/17	$13,541	$12,381	$12,666
09/17	$13,359	$12,644	$12,831
10/17	$13,501	$12,934	$13,328
11/17	$13,951	$13,329	$13,733
12/17	$14,059	$13,477	$13,840
01/18	$15,244	$14,217	$14,820
02/18	$15,120	$13,695	$14,432
03/18	$14,849	$13,384	$14,036
04/18	$14,980	$13,430	$14,085
05/18	$15,589	$13,773	$14,702
06/18	$15,620	$13,862	$14,844
07/18	$15,966	$14,340	$15,280
08/18	$16,613	$14,834	$16,115
09/18	$16,773	$14,890	$16,205
10/18	$14,539	$13,837	$14,756
11/18	$14,849	$14,118	$14,913
12/18	$13,348	$12,833	$13,631
01/19	$15,310	$13,908	$14,856
02/19	$15,948	$14,379	$15,387
03/19	$16,207	$14,629	$15,825
04/19	$17,073	$15,220	$16,540
05/19	$15,609	$14,250	$15,495
06/19	$17,010	$15,250	$16,559
07/19	$17,046	$15,487	$16,933
08/19	$16,380	$15,204	$16,804
09/19	$16,023	$15,467	$16,806
10/19	$16,844	$15,795	$17,280
11/19	$17,914	$16,392	$18,046
12/19	$18,423	$16,865	$18,591
01/20	$18,504	$16,883	$19,006
02/20	$17,741	$15,504	$17,712
03/20	$15,558	$13,455	$15,969
04/20	$17,941	$15,233	$18,332
05/20	$19,816	$16,037	$19,563
06/20	$20,562	$16,391	$20,415
07/20	$22,195	$17,351	$21,986
08/20	$24,164	$18,625	$24,255
09/20	$23,726	$17,944	$23,113
10/20	$23,479	$17,511	$22,328
11/20	$25,972	$19,573	$24,615
12/20	$27,279	$20,401	$25,747
01/21	$26,266	$20,233	$25,556
02/21	$27,026	$20,819	$25,550
03/21	$26,604	$21,607	$25,989
04/21	$28,175	$22,770	$27,758
05/21	$27,735	$22,878	$27,374
06/21	$30,300	$23,451	$29,091
07/21	$30,801	$23,939	$30,050
08/21	$31,562	$24,631	$31,173
09/21	$29,639	$23,500	$29,427
10/21	$31,682	$25,131	$31,976
11/21	$30,380	$24,794	$32,172
12/21	$29,812	$25,798	$32,852
01/22	$26,549	$24,343	$30,032
02/22	$25,119	$23,675	$28,757
03/22	$25,633	$24,474	$29,882
04/22	$21,945	$22,293	$26,273
05/22	$20,962	$22,259	$25,662
06/22	$19,608	$20,395	$23,630
07/22	$21,948	$22,294	$26,466
08/22	$21,007	$21,438	$25,233
09/22	$18,794	$19,454	$22,780
10/22	$20,244	$21,015	$24,111
11/22	$21,516	$22,152	$25,210
12/22	$20,295	$20,863	$23,280
01/23	$22,482	$22,262	$25,220
02/23	$21,592	$21,733	$24,921
03/23	$23,169	$22,420	$26,624
04/23	$23,347	$22,698	$26,887
05/23	$23,932	$22,804	$28,112
06/23	$25,734	$24,344	$30,035
07/23	$26,237	$25,181	$31,047
08/23	$25,893	$24,740	$30,768
09/23	$24,331	$23,578	$29,095
10/23	$23,536	$23,008	$28,680
11/23	$26,555	$25,157	$31,807
12/23	$28,302	$26,398	$33,215
01/24	$28,975	$26,767	$34,044
02/24	$30,180	$28,212	$36,366
03/24	$30,740	$29,116	$37,007
04/24	$29,171	$27,877	$35,437
05/24	$29,872	$29,190	$37,558
06/24	$31,587	$30,156	$40,091
07/24	$29,950	$30,595	$39,409
08/24	$31,072	$31,320	$40,230
09/24	$31,496	$31,990	$41,370
10/24	$31,708	$31,767	$41,233
11/24	$33,921	$33,812	$43,907
12/24	$32,849	$32,869	$44,295
01/25	$33,561	$33,915	$45,171
02/25	$32,201	$33,322	$43,548
03/25	$29,386	$31,394	$39,880
04/25	$30,616	$31,207	$40,586
05/25	$33,625	$33,199	$44,177
06/25	$35,594	$34,880	$46,993
07/25	$36,090	$35,655	$48,768
08/25	$35,250	$36,406	$49,313
09/25	$36,014	$37,668	$51,932
10/25	$37,885	$38,481	$53,819
11/25	$36,930	$38,574	$52,844
12/25	$36,453	$38,577	$52,516
01/26	$35,609	$39,108	$51,722
02/26	$34,554	$38,898	$49,985
03/26	$33,119	$36,964	$47,382
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	12.71	4.48	12.72
Russell 1000® Index	17.74	11.34	13.97
Russell 1000® Growth Index	18.81	12.76	16.83

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$475,088,164
Total number of portfolio holdings	34
Management services fees (represents 0.76% of Fund average net assets)	$4,920,159
Portfolio turnover for the reporting period	39%

Columbia Select Large Cap Growth Fund | Institutional 2 Class | ASR215-15_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	18.4%
Systems Software	16.1%
Technology Hardware, Storage & Peripherals	5.0%
Semiconductor Materials & Equipment	3.2%
Communications Equipment	1.6%
Electronic Manufacturing Services	1.1%

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Microsoft Corp.	9.9%
Amazon.com, Inc.	7.5%
Alphabet, Inc., Class A	5.4%
Apple, Inc.	5.0%
Broadcom, Inc.	4.8%
Meta Platforms, Inc., Class A	4.4%
Intuitive Surgical, Inc.	3.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	3.7%

Equity Sector Allocation

Table Summary
Information Technology	45.4%
Communication Services	16.4%
Consumer Discretionary	12.2%
Health Care	11.5%
Industrials	5.3%
Financials	4.7%
Consumer Staples	2.8%
Energy	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Large Cap Growth Fund | Institutional 2 Class | ASR215-15_(05/26) |

Columbia Select Large Cap Growth Fund

Institutional 3 Class | CCWRX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Columbia Select Large Cap Growth Fund (the Fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$71	0.67%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections within the industrials and health care sectors boosted the Fund’s relative performance the most during the annual period.

Allocations | Larger allocations to the energy and industrials sectors and smaller allocations to the consumer staples and materials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Vertiv Holdings Co., which provides the power, cooling, and physical systems that keep data centers and networks running reliably; Quanta Services, a leading specialty infrastructure contractor focused on electric power, renewable energy, and utility networks; Applied Materials, a semiconductor manufacturer; NVIDIA Corporation, which designs specialized computing chips and software that provide AI infrastructure for data centers, gaming, and advanced industrial applications; and Insmed Inc., a bio-pharmaceutical company that develops medicines for serious and rare diseases, with a particular focus on chronic and rare lung conditions, contributed positively to the Fund’s performance.

Top Performance Detractors

Stock selection | Selections within the information technology, consumer discretionary and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the health care and financials sectors and smaller allocations to the communication services and information technology sectors detracted from relative performance.

Individual holdings | Fund positions in Broadcom, Inc., maker of semiconductors and enterprise software that power data centers, networking, broadband, and cloud infrastructure; ServiceNow Inc., provider of a cloud based software platform that uses AI to automate and manage digital workflows across IT, operations, and enterprise functions; Intuit Inc., provider of financial software and platforms that help consumers and small businesses manage taxes, accounting, and personal finances; Adobe Inc., provider of industry leading software for creating, managing, and monetizing digital content; and Chipotle Mexican Grill, the operator of a fast casual restaurant chain focused on made to order Mexican inspired food, detracted from the Fund’s relative performance.

Columbia Select Large Cap Growth Fund | Institutional 3 Class | ASR215-17_(05/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Large Cap Growth Fund Institutional 3 Class ($33,274)	Russell 1000® Index ($36,964)	Russell 1000® Growth Index ($47,382)
03/16	$10,000	$10,000	$10,000
04/16	$10,344	$10,054	$9,909
05/16	$10,663	$10,230	$10,101
06/16	$10,529	$10,254	$10,061
07/16	$11,343	$10,644	$10,536
08/16	$11,270	$10,658	$10,484
09/16	$11,349	$10,667	$10,522
10/16	$10,745	$10,459	$10,275
11/16	$10,548	$10,871	$10,499
12/16	$10,375	$11,075	$10,629
01/17	$11,179	$11,298	$10,987
02/17	$11,691	$11,735	$11,443
03/17	$11,991	$11,743	$11,576
04/17	$12,298	$11,867	$11,840
05/17	$12,619	$12,018	$12,148
06/17	$12,881	$12,102	$12,116
07/17	$13,365	$12,342	$12,438
08/17	$13,545	$12,381	$12,666
09/17	$13,358	$12,644	$12,831
10/17	$13,506	$12,934	$13,328
11/17	$13,959	$13,329	$13,733
12/17	$14,062	$13,477	$13,840
01/18	$15,251	$14,217	$14,820
02/18	$15,129	$13,695	$14,432
03/18	$14,852	$13,384	$14,036
04/18	$14,991	$13,430	$14,085
05/18	$15,602	$13,773	$14,702
06/18	$15,626	$13,862	$14,844
07/18	$15,977	$14,340	$15,280
08/18	$16,626	$14,834	$16,115
09/18	$16,793	$14,890	$16,205
10/18	$14,547	$13,837	$14,756
11/18	$14,862	$14,118	$14,913
12/18	$13,369	$12,833	$13,631
01/19	$15,328	$13,908	$14,856
02/19	$15,968	$14,379	$15,387
03/19	$16,224	$14,629	$15,825
04/19	$17,090	$15,220	$16,540
05/19	$15,633	$14,250	$15,495
06/19	$17,028	$15,250	$16,559
07/19	$17,064	$15,487	$16,933
08/19	$16,395	$15,204	$16,804
09/19	$16,043	$15,467	$16,806
10/19	$16,864	$15,795	$17,280
11/19	$17,931	$16,392	$18,046
12/19	$18,445	$16,865	$18,591
01/20	$18,538	$16,883	$19,006
02/20	$17,760	$15,504	$17,712
03/20	$15,586	$13,455	$15,969
04/20	$17,971	$15,233	$18,332
05/20	$19,842	$16,037	$19,563
06/20	$20,589	$16,391	$20,415
07/20	$22,237	$17,351	$21,986
08/20	$24,200	$18,625	$24,255
09/20	$23,770	$17,944	$23,113
10/20	$23,512	$17,511	$22,328
11/20	$26,020	$19,573	$24,615
12/20	$27,324	$20,401	$25,747
01/21	$26,298	$20,233	$25,556
02/21	$27,076	$20,819	$25,550
03/21	$26,646	$21,607	$25,989
04/21	$28,218	$22,770	$27,758
05/21	$27,788	$22,878	$27,374
06/21	$30,353	$23,451	$29,091
07/21	$30,861	$23,939	$30,050
08/21	$31,642	$24,631	$31,173
09/21	$29,708	$23,500	$29,427
10/21	$31,760	$25,131	$31,976
11/21	$30,450	$24,794	$32,172
12/21	$29,876	$25,798	$32,852
01/22	$26,614	$24,343	$30,032
02/22	$25,179	$23,675	$28,757
03/22	$25,679	$24,474	$29,882
04/22	$22,004	$22,293	$26,273
05/22	$21,004	$22,259	$25,662
06/22	$19,667	$20,395	$23,630
07/22	$21,984	$22,294	$26,466
08/22	$21,048	$21,438	$25,233
09/22	$18,854	$19,454	$22,780
10/22	$20,308	$21,015	$24,111
11/22	$21,590	$22,152	$25,210
12/22	$20,333	$20,863	$23,280
01/23	$22,526	$22,262	$25,220
02/23	$21,664	$21,733	$24,921
03/23	$23,216	$22,420	$26,624
04/23	$23,414	$22,698	$26,887
05/23	$24,005	$22,804	$28,112
06/23	$25,826	$24,344	$30,035
07/23	$26,313	$25,181	$31,047
08/23	$25,980	$24,740	$30,768
09/23	$24,417	$23,578	$29,095
10/23	$23,623	$23,008	$28,680
11/23	$26,646	$25,157	$31,807
12/23	$28,390	$26,398	$33,215
01/24	$29,066	$26,767	$34,044
02/24	$30,284	$28,212	$36,366
03/24	$30,825	$29,116	$37,007
04/24	$29,256	$27,877	$35,437
05/24	$29,959	$29,190	$37,558
06/24	$31,696	$30,156	$40,091
07/24	$30,032	$30,595	$39,409
08/24	$31,170	$31,320	$40,230
09/24	$31,608	$31,990	$41,370
10/24	$31,813	$31,767	$41,233
11/24	$34,031	$33,812	$43,907
12/24	$32,969	$32,869	$44,295
01/25	$33,684	$33,915	$45,171
02/25	$32,317	$33,322	$43,548
03/25	$29,489	$31,394	$39,880
04/25	$30,732	$31,207	$40,586
05/25	$33,746	$33,199	$44,177
06/25	$35,728	$34,880	$46,993
07/25	$36,237	$35,655	$48,768
08/25	$35,400	$36,406	$49,313
09/25	$36,164	$37,668	$51,932
10/25	$38,020	$38,481	$53,819
11/25	$37,074	$38,574	$52,844
12/25	$36,593	$38,577	$52,516
01/26	$35,753	$39,108	$51,722
02/26	$34,673	$38,898	$49,985
03/26	$33,274	$36,964	$47,382
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	12.83	4.54	12.77
Russell 1000® Index	17.74	11.34	13.97
Russell 1000® Growth Index	18.81	12.76	16.83

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$475,088,164
Total number of portfolio holdings	34
Management services fees (represents 0.76% of Fund average net assets)	$4,920,159
Portfolio turnover for the reporting period	39%

Columbia Select Large Cap Growth Fund | Institutional 3 Class | ASR215-17_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	18.4%
Systems Software	16.1%
Technology Hardware, Storage & Peripherals	5.0%
Semiconductor Materials & Equipment	3.2%
Communications Equipment	1.6%
Electronic Manufacturing Services	1.1%

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Microsoft Corp.	9.9%
Amazon.com, Inc.	7.5%
Alphabet, Inc., Class A	5.4%
Apple, Inc.	5.0%
Broadcom, Inc.	4.8%
Meta Platforms, Inc., Class A	4.4%
Intuitive Surgical, Inc.	3.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	3.7%

Equity Sector Allocation

Table Summary
Information Technology	45.4%
Communication Services	16.4%
Consumer Discretionary	12.2%
Health Care	11.5%
Industrials	5.3%
Financials	4.7%
Consumer Staples	2.8%
Energy	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Large Cap Growth Fund | Institutional 3 Class | ASR215-17_(05/26) |

Columbia Select Large Cap Growth Fund

Institutional Class | UMLGX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Columbia Select Large Cap Growth Fund (the Fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$83	0.78%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selections within the industrials and health care sectors boosted the Fund’s relative performance the most during the annual period.

Allocations | Larger allocations to the energy and industrials sectors and smaller allocations to the consumer staples and materials sectors buoyed the Fund’s relative performance during the annual period.

Individual holdings | Positions in Vertiv Holdings Co., which provides the power, cooling, and physical systems that keep data centers and networks running reliably; Quanta Services, a leading specialty infrastructure contractor focused on electric power, renewable energy, and utility networks; Applied Materials, a semiconductor manufacturer; NVIDIA Corporation, which designs specialized computing chips and software that provide AI infrastructure for data centers, gaming, and advanced industrial applications; and Insmed Inc., a bio-pharmaceutical company that develops medicines for serious and rare diseases, with a particular focus on chronic and rare lung conditions, contributed positively to the Fund’s performance.

Top Performance Detractors

Stock selection | Selections within the information technology, consumer discretionary and communication services sectors hurt the Fund’s relative performance during the annual period.

Allocations | Large weightings in the health care and financials sectors and smaller allocations to the communication services and information technology sectors detracted from relative performance.

Individual holdings | Fund positions in Broadcom, Inc., maker of semiconductors and enterprise software that power data centers, networking, broadband, and cloud infrastructure; ServiceNow Inc., provider of a cloud based software platform that uses AI to automate and manage digital workflows across IT, operations, and enterprise functions; Intuit Inc., provider of financial software and platforms that help consumers and small businesses manage taxes, accounting, and personal finances; Adobe Inc., provider of industry leading software for creating, managing, and monetizing digital content; and Chipotle Mexican Grill, the operator of a fast casual restaurant chain focused on made to order Mexican inspired food, detracted from the Fund’s relative performance.

Columbia Select Large Cap Growth Fund | Institutional Class | ASR215-08_(05/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Select Large Cap Growth Fund Institutional Class ($32,812)	Russell 1000® Index ($36,964)	Russell 1000® Growth Index ($47,382)
03/16	$10,000	$10,000	$10,000
04/16	$10,343	$10,054	$9,909
05/16	$10,658	$10,230	$10,101
06/16	$10,526	$10,254	$10,061
07/16	$11,334	$10,644	$10,536
08/16	$11,259	$10,658	$10,484
09/16	$11,334	$10,667	$10,522
10/16	$10,737	$10,459	$10,275
11/16	$10,540	$10,871	$10,499
12/16	$10,360	$11,075	$10,629
01/17	$11,157	$11,298	$10,987
02/17	$11,673	$11,735	$11,443
03/17	$11,977	$11,743	$11,576
04/17	$12,280	$11,867	$11,840
05/17	$12,599	$12,018	$12,148
06/17	$12,855	$12,102	$12,116
07/17	$13,343	$12,342	$12,438
08/17	$13,514	$12,381	$12,666
09/17	$13,335	$12,644	$12,831
10/17	$13,481	$12,934	$13,328
11/17	$13,928	$13,329	$13,733
12/17	$14,029	$13,477	$13,840
01/18	$15,218	$14,217	$14,820
02/18	$15,090	$13,695	$14,432
03/18	$14,810	$13,384	$14,036
04/18	$14,946	$13,430	$14,085
05/18	$15,549	$13,773	$14,702
06/18	$15,577	$13,862	$14,844
07/18	$15,925	$14,340	$15,280
08/18	$16,567	$14,834	$16,115
09/18	$16,732	$14,890	$16,205
10/18	$14,495	$13,837	$14,756
11/18	$14,807	$14,118	$14,913
12/18	$13,309	$12,833	$13,631
01/19	$15,265	$13,908	$14,856
02/19	$15,896	$14,379	$15,387
03/19	$16,155	$14,629	$15,825
04/19	$17,014	$15,220	$16,540
05/19	$15,555	$14,250	$15,495
06/19	$16,950	$15,250	$16,559
07/19	$16,987	$15,487	$16,933
08/19	$16,314	$15,204	$16,804
09/19	$15,965	$15,467	$16,806
10/19	$16,775	$15,795	$17,280
11/19	$17,847	$16,392	$18,046
12/19	$18,356	$16,865	$18,591
01/20	$18,427	$16,883	$19,006
02/20	$17,650	$15,504	$17,712
03/20	$15,490	$13,455	$15,969
04/20	$17,862	$15,233	$18,332
05/20	$19,712	$16,037	$19,563
06/20	$20,456	$16,391	$20,415
07/20	$22,095	$17,351	$21,986
08/20	$24,028	$18,625	$24,255
09/20	$23,610	$17,944	$23,113
10/20	$23,347	$17,511	$22,328
11/20	$25,837	$19,573	$24,615
12/20	$27,123	$20,401	$25,747
01/21	$26,129	$20,233	$25,556
02/21	$26,888	$20,819	$25,550
03/21	$26,454	$21,607	$25,989
04/21	$28,009	$22,770	$27,758
05/21	$27,575	$22,878	$27,374
06/21	$30,114	$23,451	$29,091
07/21	$30,614	$23,939	$30,050
08/21	$31,397	$24,631	$31,173
09/21	$29,462	$23,500	$29,427
10/21	$31,506	$25,131	$31,976
11/21	$30,201	$24,794	$32,172
12/21	$29,626	$25,798	$32,852
01/22	$26,389	$24,343	$30,032
02/22	$24,967	$23,675	$28,757
03/22	$25,457	$24,474	$29,882
04/22	$21,827	$22,293	$26,273
05/22	$20,822	$22,259	$25,662
06/22	$19,484	$20,395	$23,630
07/22	$21,806	$22,294	$26,466
08/22	$20,872	$21,438	$25,233
09/22	$18,663	$19,454	$22,780
10/22	$20,107	$21,015	$24,111
11/22	$21,381	$22,152	$25,210
12/22	$20,135	$20,863	$23,280
01/23	$22,316	$22,262	$25,220
02/23	$21,438	$21,733	$24,921
03/23	$22,995	$22,420	$26,624
04/23	$23,165	$22,698	$26,887
05/23	$23,760	$22,804	$28,112
06/23	$25,569	$24,344	$30,035
07/23	$26,043	$25,181	$31,047
08/23	$25,687	$24,740	$30,768
09/23	$24,147	$23,578	$29,095
10/23	$23,376	$23,008	$28,680
11/23	$26,339	$25,157	$31,807
12/23	$28,057	$26,398	$33,215
01/24	$28,753	$26,767	$34,044
02/24	$29,953	$28,212	$36,366
03/24	$30,490	$29,116	$37,007
04/24	$28,911	$27,877	$35,437
05/24	$29,606	$29,190	$37,558
06/24	$31,316	$30,156	$40,091
07/24	$29,691	$30,595	$39,409
08/24	$30,798	$31,320	$40,230
09/24	$31,247	$31,990	$41,370
10/24	$31,420	$31,767	$41,233
11/24	$33,632	$33,812	$43,907
12/24	$32,547	$32,869	$44,295
01/25	$33,255	$33,915	$45,171
02/25	$31,913	$33,322	$43,548
03/25	$29,117	$31,394	$39,880
04/25	$30,347	$31,207	$40,586
05/25	$33,330	$33,199	$44,177
06/25	$35,261	$34,880	$46,993
07/25	$35,760	$35,655	$48,768
08/25	$34,944	$36,406	$49,313
09/25	$35,669	$37,668	$51,932
10/25	$37,527	$38,481	$53,819
11/25	$36,575	$38,574	$52,844
12/25	$36,083	$38,577	$52,516
01/26	$35,265	$39,108	$51,722
02/26	$34,243	$38,898	$49,985
03/26	$32,812	$36,964	$47,382
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	12.69	4.40	12.62
Russell 1000® Index	17.74	11.34	13.97
Russell 1000® Growth Index	18.81	12.76	16.83

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$475,088,164
Total number of portfolio holdings	34
Management services fees (represents 0.76% of Fund average net assets)	$4,920,159
Portfolio turnover for the reporting period	39%

Columbia Select Large Cap Growth Fund | Institutional Class | ASR215-08_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	18.4%
Systems Software	16.1%
Technology Hardware, Storage & Peripherals	5.0%
Semiconductor Materials & Equipment	3.2%
Communications Equipment	1.6%
Electronic Manufacturing Services	1.1%

Top Holdings

Table Summary
NVIDIA Corp.	13.6%
Microsoft Corp.	9.9%
Amazon.com, Inc.	7.5%
Alphabet, Inc., Class A	5.4%
Apple, Inc.	5.0%
Broadcom, Inc.	4.8%
Meta Platforms, Inc., Class A	4.4%
Intuitive Surgical, Inc.	3.8%
Eli Lilly & Co.	3.7%
Visa, Inc., Class A	3.7%

Equity Sector Allocation

Table Summary
Information Technology	45.4%
Communication Services	16.4%
Consumer Discretionary	12.2%
Health Care	11.5%
Industrials	5.3%
Financials	4.7%
Consumer Staples	2.8%
Energy	1.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Select Large Cap Growth Fund | Institutional Class | ASR215-08_(05/26) |

Columbia Integrated Large Cap Growth Fund II

Institutional Class | CZMGX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Columbia Integrated Large Cap Growth Fund II (the Fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$79	0.74%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Overall, the selection effect was negative for the period. However, positive selection for the Fund was seen within the financials, consumer discretionary and materials sectors.

Allocations | Overall, sector allocation led to the Fund’s relative outperformance during the period. Effects were most positive from underweight allocations to the energy, communication services and real estate sectors.

Individual holdings | Underweight positions in Microsoft and Visa and an overweight position in Broadcom were most additive.

Top Performance Detractors

Stock selection | Selections within the information technology, industrials and energy sectors detracted from the Fund’s relative performance during the period.

Allocations | The Fund’s relative performance was weighed down from an underweight in the information technology sector and an overweight to the industrials sector.

Individual holdings | Overweight positions in UnitedHealth Group, Adobe and Workday weighed most on the Fund’s relative performance during the period.

Columbia Integrated Large Cap Growth Fund II | Institutional Class | ASR117-08_(05/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Integrated Large Cap Growth Fund II Institutional Class ($41,307)	Russell 1000® Index ($36,964)	Russell 1000® Growth Index ($47,382)
03/16	$10,000	$10,000	$10,000
04/16	$10,222	$10,054	$9,909
05/16	$10,527	$10,230	$10,101
06/16	$10,387	$10,254	$10,061
07/16	$11,104	$10,644	$10,536
08/16	$11,137	$10,658	$10,484
09/16	$11,227	$10,667	$10,522
10/16	$10,750	$10,459	$10,275
11/16	$10,585	$10,871	$10,499
12/16	$10,484	$11,075	$10,629
01/17	$11,035	$11,298	$10,987
02/17	$11,487	$11,735	$11,443
03/17	$11,668	$11,743	$11,576
04/17	$11,931	$11,867	$11,840
05/17	$12,338	$12,018	$12,148
06/17	$12,464	$12,102	$12,116
07/17	$12,858	$12,342	$12,438
08/17	$13,055	$12,381	$12,666
09/17	$13,074	$12,644	$12,831
10/17	$13,411	$12,934	$13,328
11/17	$13,786	$13,329	$13,733
12/17	$13,825	$13,477	$13,840
01/18	$14,928	$14,217	$14,820
02/18	$14,529	$13,695	$14,432
03/18	$14,130	$13,384	$14,036
04/18	$14,149	$13,430	$14,085
05/18	$14,691	$13,773	$14,702
06/18	$14,730	$13,862	$14,844
07/18	$15,106	$14,340	$15,280
08/18	$15,806	$14,834	$16,115
09/18	$15,827	$14,890	$16,205
10/18	$14,217	$13,837	$14,756
11/18	$14,615	$14,118	$14,913
12/18	$13,346	$12,833	$13,631
01/19	$14,738	$13,908	$14,856
02/19	$15,329	$14,379	$15,387
03/19	$15,696	$14,629	$15,825
04/19	$16,498	$15,220	$16,540
05/19	$15,229	$14,250	$15,495
06/19	$16,466	$15,250	$16,559
07/19	$16,660	$15,487	$16,933
08/19	$16,226	$15,204	$16,804
09/19	$16,055	$15,467	$16,806
10/19	$16,557	$15,795	$17,280
11/19	$17,334	$16,392	$18,046
12/19	$17,823	$16,865	$18,591
01/20	$17,965	$16,883	$19,006
02/20	$16,997	$15,504	$17,712
03/20	$15,402	$13,455	$15,969
04/20	$17,526	$15,233	$18,332
05/20	$18,824	$16,037	$19,563
06/20	$19,587	$16,391	$20,415
07/20	$20,893	$17,351	$21,986
08/20	$22,933	$18,625	$24,255
09/20	$22,102	$17,944	$23,113
10/20	$21,553	$17,511	$22,328
11/20	$23,616	$19,573	$24,615
12/20	$24,586	$20,401	$25,747
01/21	$24,047	$20,233	$25,556
02/21	$24,470	$20,819	$25,550
03/21	$24,817	$21,607	$25,989
04/21	$26,292	$22,770	$27,758
05/21	$26,164	$22,878	$27,374
06/21	$27,729	$23,451	$29,091
07/21	$28,382	$23,939	$30,050
08/21	$29,252	$24,631	$31,173
09/21	$27,470	$23,500	$29,427
10/21	$29,497	$25,131	$31,976
11/21	$29,184	$24,794	$32,172
12/21	$29,446	$25,798	$32,852
01/22	$26,996	$24,343	$30,032
02/22	$25,763	$23,675	$28,757
03/22	$26,446	$24,474	$29,882
04/22	$23,076	$22,293	$26,273
05/22	$22,541	$22,259	$25,662
06/22	$20,860	$20,395	$23,630
07/22	$23,174	$22,294	$26,466
08/22	$22,138	$21,438	$25,233
09/22	$19,986	$19,454	$22,780
10/22	$21,248	$21,015	$24,111
11/22	$22,365	$22,152	$25,210
12/22	$20,856	$20,863	$23,280
01/23	$22,762	$22,262	$25,220
02/23	$22,335	$21,733	$24,921
03/23	$23,831	$22,420	$26,624
04/23	$23,962	$22,698	$26,887
05/23	$25,244	$22,804	$28,112
06/23	$27,002	$24,344	$30,035
07/23	$27,986	$25,181	$31,047
08/23	$27,686	$24,740	$30,768
09/23	$26,002	$23,578	$29,095
10/23	$25,451	$23,008	$28,680
11/23	$28,337	$25,157	$31,807
12/23	$29,563	$26,398	$33,215
01/24	$30,572	$26,767	$34,044
02/24	$32,974	$28,212	$36,366
03/24	$33,670	$29,116	$37,007
04/24	$31,947	$27,877	$35,437
05/24	$33,670	$29,190	$37,558
06/24	$35,802	$30,156	$40,091
07/24	$35,180	$30,595	$39,409
08/24	$36,040	$31,320	$40,230
09/24	$37,082	$31,990	$41,370
10/24	$36,936	$31,767	$41,233
11/24	$39,607	$33,812	$43,907
12/24	$39,790	$32,869	$44,295
01/25	$40,990	$33,915	$45,171
02/25	$39,403	$33,322	$43,548
03/25	$36,171	$31,394	$39,880
04/25	$36,694	$31,207	$40,586
05/25	$39,887	$33,199	$44,177
06/25	$42,352	$34,880	$46,993
07/25	$43,333	$35,655	$48,768
08/25	$43,769	$36,406	$49,313
09/25	$45,751	$37,668	$51,932
10/25	$46,993	$38,481	$53,819
11/25	$45,795	$38,574	$52,844
12/25	$45,795	$38,577	$52,516
01/26	$45,119	$39,108	$51,722
02/26	$43,311	$38,898	$49,985
03/26	$41,307	$36,964	$47,382
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional ClassFootnote Reference(a)Footnote Reference(b)	14.20	10.73	15.24
Russell 1000® Index	17.74	11.34	13.97
Russell 1000® Growth Index	18.81	12.76	16.83
Footnote	Description
Footnote(a)	The returns shown for periods prior to January 3, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. Class A shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.
Footnote(b)	The Fund’s performance prior to December 2025 reflects returns achieved by different subadvisers that managed the Fund according to different principal investment strategies. If the Fund’s current investment manager and strategies had been in place for the prior periods, results shown may have been different.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$78,741,789
Total number of portfolio holdings	63
Management services fees (represents 0.66% of Fund average net assets)	$5,691,233
Portfolio turnover for the reporting period	86%

Columbia Integrated Large Cap Growth Fund II | Institutional Class | ASR117-08_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Information Technology Sub-Industry Allocation

Table Summary
Semiconductors	21.5%
Technology Hardware, Storage & Peripherals	6.9%
Systems Software	6.8%
Application Software	5.5%
Communications Equipment	2.9%
Semiconductor Materials & Equipment	1.3%
Other	1.6%

Top Holdings

Table Summary
NVIDIA Corp.	12.2%
Apple, Inc.	6.6%
Microsoft Corp.	6.5%
Broadcom, Inc.	5.0%
Meta Platforms, Inc., Class A	4.8%
Amazon.com, Inc.	4.7%
Alphabet, Inc., Class A	4.3%
Alphabet, Inc., Class C	3.4%
Tesla, Inc.	3.0%
Eli Lilly & Co.	2.9%

Equity Sector Allocation

Table Summary
Information Technology	46.5%
Consumer Discretionary	15.6%
Communication Services	12.4%
Health Care	10.1%
Financials	6.2%
Industrials	4.5%
Consumer Staples	1.3%
Materials	1.1%
Energy	1.1%
Utilities	0.6%
Other	0.4%

Certain Fund Changes

This is a summary of the changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at columbiathreadneedleus.com/resources/literature or upon request at 1-800-345-6611.

On December 18, 2025, the Fund's name was changed to Columbia Integrated Large Cap Growth Fund II. On November 6, 2025, The Board of Trustees (the Board) approved the termination of J.P. Morgan Investment Management Inc. and Loomis, Sayles & Company, L.P. as subadvisers to the Fund, each with a final date of management on December 5, 2025. Prior to this date, the Board approved the termination of Los Angeles Capital Management LLC (LA Capital), with a final date of management of July 18, 2025, at which time Columbia Management Investment Advisers LLC (Columbia Management) began to manage the Fund's assets previously allocated to LA Capital. Columbia Management now solely manages the Fund's assets. In connection with the Fund's name change on December 18, 2025, related changes were made to the principal investment strategies, to add an 80% large-capitalization policy, as well as other changes, as disclosed in the supplement dated November 13, 2025. In connection with the Fund's name change on December 18, 2025, the Fund's principal risks were revised to add Large-Cap Stock Risk and remove Allocation Risk, Depositary Receipts Risk, Emerging Market Securities Risk, Foreign Securities Risk, Multi-Adviser Risk, Quantitative Models Risk, and Consumer Discretionary Sector Risk.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Integrated Large Cap Growth Fund II | Institutional Class | ASR117-08_(05/26) |

Multi-Manager Large Cap Growth Strategies Fund

Institutional Class | CLCEX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Multi-Manager Large Cap Growth Strategies Fund (the Fund) for the period of June 2, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$61Footnote Reference(a)	0.72%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from June 2, 2025 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Stock selection | Selection in the materials, industrials and financials sectors boosted the Fund’s relative performance during the period.

Allocations | An underweight allocation to the consumer discretionary sector and overweight allocations to the energy and health care sectors positively impacted the Fund’s relative performance.

Individual holdings | Positions in Tesla, an electric vehicle and energy generation and storage company, and Regeneron Pharmaceuticals, a biotechnology company, were among the top contributors to the Fund’s relative performance. Relative underweights to Microsoft, a software, services and devices provider; Adobe, a digital marketing and media solutions company; and Intuit, a business and financial management solutions provider, also contributed to the Fund’s relative performance.

Top Performance Detractors

Stock selection | Selection in the communication services, information technology, health care and consumer discretionary sectors detracted from the Fund’s relative performance during the period.

Allocations | An underweight allocation to the information technology sector was the biggest detractor from relative performance.

Individual holdings | Positions in Netflix, an entertainment services provider; Meta, a developer and provider of social media applications; and Oracle, a corporate packaged software company, were among the top detractors from the Fund’s relative performance. Relative underweights to Apple, a diversified electronic products provider, and Eli Lilly, a developer, manufacturer and seller of pharmaceutical products, also detracted during the period.

Multi-Manager Large Cap Growth Strategies Fund | Institutional Class | ASR345-08_(05/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Multi-Manager Large Cap Growth Strategies Fund Institutional Class ($10,379)	Russell 1000® Index ($11,090)	Russell 1000® Growth Index ($10,661)
6/2/2025	$10,000	$10,000	$10,000
06/25	$10,583	$10,465	$10,573
07/25	$10,858	$10,698	$10,973
08/25	$10,942	$10,923	$11,095
09/25	$11,508	$11,302	$11,685
10/25	$11,808	$11,545	$12,109
11/25	$11,525	$11,574	$11,890
12/25	$11,514	$11,574	$11,816
01/26	$11,381	$11,734	$11,637
02/26	$10,963	$11,671	$11,247
03/26	$10,379	$11,090	$10,661
Table Summary
Average Annual Total Returns (%)	Since Fund Inception
Institutional Class	3.79
Russell 1000® Index	10.90
Russell 1000® Growth Index	6.61

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$4,646,460,430
Total number of portfolio holdings	166
Management services fees (represents 0.64% of Fund average net assets)	$25,829,199
Portfolio turnover for the reporting period	65%

Multi-Manager Large Cap Growth Strategies Fund | Institutional Class | ASR345-08_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Equity Sector Allocation

Table Summary
Information Technology	39.1%
Communication Services	15.4%
Consumer Discretionary	11.7%
Health Care	11.7%
Industrials	7.6%
Financials	6.9%
Consumer Staples	3.4%
Energy	1.2%
Materials	0.5%
Utilities	0.4%

Top Holdings

Table Summary
NVIDIA Corp.	12.1%
Apple, Inc.	7.2%
Microsoft Corp.	5.9%
Meta Platforms, Inc., Class A	4.4%
Alphabet, Inc., Class A	4.4%
Tesla, Inc.	4.2%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class C	3.2%
Broadcom, Inc.	3.0%
Netflix, Inc.	2.3%

Asset Categories

Table Summary
Common Stocks	97.9%
Money Market Funds	1.5%
Other	0.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Multi-Manager Large Cap Growth Strategies Fund | Institutional Class | ASR345-08_(05/26) |

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett, Amrit Kanwal and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett, Mr. Kanwal and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant’s investment advisor ($)
	March 31, 2026	March 31, 2025	March 31, 2026	March 31, 2025
Audit fees (a)	88,446	63,846	0	0
Audit-related fees (b)	50,000	25,000	0	0
Tax fees (c)	47,842	29,690	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	392,000	474,000

(a) Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c) Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d) All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The registrant’s Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Select Large Cap Growth Fund
Annual Financial Statements and Additional Information
March 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Select Large Cap Growth Fund | 2026

Portfolio of Investments
March 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 16.4%
Entertainment 6.5%
Live Nation Entertainment, Inc.(a)	32,075	4,891,758
Netflix, Inc.(a)	97,892	9,412,316
TKO Group Holdings, Inc.	82,696	16,675,649
Total		30,979,723
Interactive Media & Services 9.9%
Alphabet, Inc., Class A	89,935	25,861,709
Meta Platforms, Inc., Class A	36,443	20,850,133
Total		46,711,842
Total Communication Services		77,691,565
Consumer Discretionary 12.2%
Broadline Retail 7.5%
Amazon.com, Inc.(a)	172,077	35,838,477
Hotels, Restaurants & Leisure 1.2%
Royal Caribbean Cruises Ltd.	19,945	5,488,465
Specialty Retail 3.5%
Gap, Inc. (The)	153,044	3,703,665
O’Reilly Automotive, Inc.(a)	83,922	7,746,840
TJX Companies, Inc. (The)	31,605	5,047,318
Total		16,497,823
Total Consumer Discretionary		57,824,765
Consumer Staples 2.8%
Consumer Staples Distribution & Retail 2.8%
Costco Wholesale Corp.	13,493	13,444,830
Total Consumer Staples		13,444,830
Energy 1.2%
Oil, Gas & Consumable Fuels 1.2%
EQT Corp.	93,132	5,926,920
Total Energy		5,926,920
Financials 4.7%
Banks 1.0%
Citigroup, Inc.	43,989	4,988,792
Financial Services 3.7%
Visa, Inc., Class A	57,599	17,408,722
Total Financials		22,397,514
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 11.5%
Biotechnology 4.0%
Argenx SE, ADR(a)	14,748	10,769,727
Insmed, Inc.(a)	49,205	8,046,001
Total		18,815,728
Health Care Equipment & Supplies 3.8%
Intuitive Surgical, Inc.(a)	38,939	17,950,490
Pharmaceuticals 3.7%
Eli Lilly & Co.	19,294	17,746,042
Total Health Care		54,512,260
Industrials 5.3%
Aerospace & Defense 0.8%
General Dynamics Corp.	11,061	3,796,356
Building Products 1.3%
Trane Technologies PLC	14,379	5,992,305
Construction & Engineering 1.0%
Quanta Services, Inc.	8,454	4,641,415
Electrical Equipment 2.2%
Eaton Corp. PLC	8,416	3,010,151
Vertiv Holdings Co.	29,921	7,497,604
Total		10,507,755
Total Industrials		24,937,831
Information Technology 45.4%
Communications Equipment 1.6%
Arista Networks, Inc.(a)	62,304	7,649,685
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity PLC	24,240	5,066,645
Semiconductors & Semiconductor Equipment 21.6%
Applied Materials, Inc.	43,999	15,038,418
Broadcom, Inc.	72,955	22,580,302
NVIDIA Corp.	371,623	64,811,051
Total		102,429,771
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund  | 2026

Portfolio of Investments (continued)
March 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 16.1%
Crowdstrike Holdings, Inc., Class A(a)	21,988	8,584,335
Microsoft Corp.	127,424	47,168,542
Palo Alto Networks, Inc.(a)	59,163	9,485,012
ServiceNow, Inc.(a)	110,258	11,527,474
Total		76,765,363
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc.	94,412	23,960,822
Total Information Technology		215,872,286
Total Common Stocks (Cost $259,554,057)		472,607,971

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(b),(c)	2,905,371	2,904,209
Total Money Market Funds (Cost $2,904,021)		2,904,209
Total Investments in Securities (Cost: $262,458,078)		475,512,180
Other Assets & Liabilities, Net		(424,016)
Net Assets		475,088,164
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	9,008,101	150,962,181	(157,066,159)	86	2,904,209	1,442	164,345	2,905,371
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Large Cap Growth Fund  | 2026

Portfolio of Investments (continued)
March 31, 2026
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	77,691,565	—	—	77,691,565
Consumer Discretionary	57,824,765	—	—	57,824,765
Consumer Staples	13,444,830	—	—	13,444,830
Energy	5,926,920	—	—	5,926,920
Financials	22,397,514	—	—	22,397,514
Health Care	54,512,260	—	—	54,512,260
Industrials	24,937,831	—	—	24,937,831
Information Technology	215,872,286	—	—	215,872,286
Total Common Stocks	472,607,971	—	—	472,607,971
Money Market Funds	2,904,209	—	—	2,904,209
Total Investments in Securities	475,512,180	—	—	475,512,180
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund  | 2026

Statement of Assets and Liabilities
March 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $259,554,057)	$472,607,971
Affiliated issuers (cost $2,904,021)	2,904,209
Cash	1,796
Receivable for:
Capital shares sold	251,992
Dividends	48,428
Expense reimbursement due from Investment Manager	2,074
Prepaid expenses	4,013
Deferred compensation of board members	616,324
Total assets	476,436,807
Liabilities
Payable for:
Capital shares redeemed	565,772
Management services fees	9,677
Distribution and/or service fees	955
Transfer agent fees	51,030
Compensation of chief compliance officer	97
Compensation of board members	1,604
Other expenses	40,010
Deferred compensation of board members	679,498
Total liabilities	1,348,643
Net assets applicable to outstanding capital stock	$475,088,164
Represented by
Paid in capital	110,166,281
Total distributable earnings (loss)	364,921,883
Total - representing net assets applicable to outstanding capital stock	$475,088,164
Class A
Net assets	$132,171,956
Shares outstanding	26,320,250
Net asset value per share	$5.02
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$5.33
Institutional Class
Net assets	$211,037,306
Shares outstanding	32,867,045
Net asset value per share	$6.42
Institutional 2 Class
Net assets	$17,575,211
Shares outstanding	2,238,116
Net asset value per share	$7.85
Institutional 3 Class
Net assets	$86,153,543
Shares outstanding	10,358,384
Net asset value per share	$8.32
Class R
Net assets	$6,289,855
Shares outstanding	2,477,461
Net asset value per share	$2.54
Class S
Net assets	$21,860,293
Shares outstanding	3,406,018
Net asset value per share	$6.42
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Large Cap Growth Fund  | 2026

Statement of Operations
Year Ended March 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$2,279,926
Dividends — affiliated issuers	164,345
Total income	2,444,271
Expenses:
Management services fees	4,920,159
Distribution and/or service fees
Class A	399,870
Class R	33,929
Transfer agent fees
Class A	175,566
Institutional Class	294,503
Institutional 2 Class	40,651
Institutional 3 Class	5,434
Class R	7,410
Class S	30,507
Custodian fees	4,887
Printing and postage fees	34,804
Registration fees	129,106
Accounting services fees	33,324
Legal fees	26,584
Compensation of chief compliance officer	110
Compensation of board members	17,405
Deferred compensation of board members	13,816
Other	31,176
Total expenses	6,199,241
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(893,522)
Fees waived by transfer agent
Institutional 2 Class	(1,320)
Institutional 3 Class	(2,331)
Expense reduction	(200)
Total net expenses	5,301,868
Net investment loss	(2,857,597)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	256,422,576
Investments — affiliated issuers	1,442
Net realized gain	256,424,018
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(158,045,462)
Investments — affiliated issuers	86
Net change in unrealized appreciation (depreciation)	(158,045,376)
Net realized and unrealized gain	98,378,642
Net increase in net assets resulting from operations	$95,521,045
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund  | 2026

Statement of Changes in Net Assets

	Year Ended March 31, 2026	Year Ended March 31, 2025
Operations
Net investment loss	$(2,857,597)	$(4,817,328)
Net realized gain	256,424,018	246,618,201
Net change in unrealized appreciation (depreciation)	(158,045,376)	(243,888,612)
Net increase (decrease) in net assets resulting from operations	95,521,045	(2,087,739)
Distributions to shareholders
Net investment income and net realized gains
Class A	(59,732,318)	(37,361,588)
Advisor Class	—	(825,237)
Institutional Class	(82,072,329)	(88,416,965)
Institutional 2 Class	(20,006,010)	(16,119,985)
Institutional 3 Class	(27,864,910)	(20,784,247)
Class R	(3,839,026)	(1,890,735)
Class S	(8,567,465)	(3,017,723)
Total distributions to shareholders	(202,082,058)	(168,416,480)
Decrease in net assets from capital stock activity	(112,810,964)	(366,696,553)
Total decrease in net assets	(219,371,977)	(537,200,772)
Net assets at beginning of year	694,460,141	1,231,660,913
Net assets at end of year	$475,088,164	$694,460,141
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Large Cap Growth Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	March 31, 2026		March 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	2,952,664	17,544,654	2,364,156	18,073,581
Distributions reinvested	8,838,520	51,745,090	4,233,625	32,865,688
Shares redeemed	(9,944,456)	(60,583,923)	(6,382,461)	(49,006,176)
Net increase	1,846,728	8,705,821	215,320	1,933,093
Advisor Class
Shares sold	—	—	74,060	751,717
Distributions reinvested	—	—	67,616	689,008
Shares redeemed	—	—	(1,226,867)	(12,845,226)
Net decrease	—	—	(1,085,191)	(11,404,501)
Institutional Class
Shares sold	7,070,733	52,415,035	8,523,454	77,354,339
Distributions reinvested	9,898,795	72,706,273	8,444,500	77,194,115
Shares redeemed	(20,963,447)	(160,936,474)	(56,431,833)	(527,679,813)
Net decrease	(3,993,919)	(35,815,166)	(39,463,879)	(373,131,359)
Institutional 2 Class
Shares sold	205,580	1,826,668	328,697	3,361,779
Distributions reinvested	2,256,775	20,006,010	1,523,410	16,099,220
Shares redeemed	(10,807,038)	(90,346,194)	(1,539,017)	(15,872,250)
Net increase (decrease)	(8,344,683)	(68,513,516)	313,090	3,588,749
Institutional 3 Class
Shares sold	1,689,098	15,916,816	1,650,659	17,948,236
Distributions reinvested	2,044,177	19,134,916	1,039,493	11,468,288
Shares redeemed	(5,616,896)	(54,843,023)	(4,402,310)	(47,688,766)
Net decrease	(1,883,621)	(19,791,291)	(1,712,158)	(18,272,242)
Class R
Shares sold	151,267	516,706	140,608	750,388
Distributions reinvested	1,221,009	3,839,026	358,253	1,890,735
Shares redeemed	(235,934)	(814,518)	(681,348)	(3,907,314)
Net increase (decrease)	1,136,342	3,541,214	(182,487)	(1,266,191)
Class S
Shares sold	128	958	4,533,372	41,080,092
Distributions reinvested	1,166,239	8,563,236	328,879	3,015,821
Shares redeemed	(1,260,191)	(9,502,220)	(1,362,409)	(12,240,015)
Net increase (decrease)	(93,824)	(938,026)	3,499,842	31,855,898
Total net decrease	(11,332,977)	(112,810,964)	(38,415,463)	(366,696,553)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 3/31/2026	$6.57	(0.04)	1.00	0.96	(2.51)	(2.51)
Year Ended 3/31/2025	$8.37	(0.05)	(0.17)(d)	(0.22)	(1.58)	(1.58)
Year Ended 3/31/2024	$7.17	(0.04)	2.22	2.18	(0.98)	(0.98)
Year Ended 3/31/2023	$9.36	(0.05)	(1.13)	(1.18)	(1.01)	(1.01)
Year Ended 3/31/2022	$13.58	(0.10)	0.11 (d)	0.01	(4.23)	(4.23)
Institutional Class
Year Ended 3/31/2026	$7.81	(0.03)	1.16	1.13	(2.52)	(2.52)
Year Ended 3/31/2025	$9.65	(0.04)	(0.22)(d)	(0.26)	(1.58)	(1.58)
Year Ended 3/31/2024	$8.12	(0.03)	2.54	2.51	(0.98)	(0.98)
Year Ended 3/31/2023	$10.38	(0.03)	(1.22)	(1.25)	(1.01)	(1.01)
Year Ended 3/31/2022	$14.63	(0.07)	0.06 (d)	(0.01)	(4.24)	(4.24)
Institutional 2 Class
Year Ended 3/31/2026	$9.08	(0.03)	1.33	1.30	(2.53)	(2.53)
Year Ended 3/31/2025	$10.97	(0.04)	(0.27)(d)	(0.31)	(1.58)	(1.58)
Year Ended 3/31/2024	$9.11	(0.02)	2.86	2.84	(0.98)	(0.98)
Year Ended 3/31/2023	$11.47	(0.03)	(1.32)	(1.35)	(1.01)	(1.01)
Year Ended 3/31/2022	$15.75	(0.07)	0.04 (d)	(0.03)	(4.25)	(4.25)
Institutional 3 Class
Year Ended 3/31/2026	$9.49	(0.03)	1.39	1.36	(2.53)	(2.53)
Year Ended 3/31/2025	$11.39	(0.03)	(0.29)(d)	(0.32)	(1.58)	(1.58)
Year Ended 3/31/2024	$9.42	(0.02)	2.97	2.95	(0.98)	(0.98)
Year Ended 3/31/2023	$11.81	(0.03)	(1.35)	(1.38)	(1.01)	(1.01)
Year Ended 3/31/2022	$16.10	(0.06)	0.02 (d)	(0.04)	(4.25)	(4.25)
Class R
Year Ended 3/31/2026	$4.36	(0.03)	0.70	0.67	(2.49)	(2.49)
Year Ended 3/31/2025	$6.06	(0.05)	(0.07)(d)	(0.12)	(1.58)	(1.58)
Year Ended 3/31/2024	$5.44	(0.05)	1.65	1.60	(0.98)	(0.98)
Year Ended 3/31/2023	$7.45	(0.05)	(0.95)	(1.00)	(1.01)	(1.01)
Year Ended 3/31/2022	$11.61	(0.11)	0.17 (d)	0.06	(4.22)	(4.22)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Large Cap Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 3/31/2026	$5.02	12.38%	1.16%	1.03% (c)	(0.65% )	39%	$132,172
Year Ended 3/31/2025	$6.57	(4.74% )	1.16%	1.03% (c)	(0.69% )	40%	$160,883
Year Ended 3/31/2024	$8.37	32.30%	1.18%	1.04% (c)	(0.60% )	33%	$203,021
Year Ended 3/31/2023	$7.17	(10.01% )	1.18% (e)	1.06% (c),(e)	(0.69% )	26%	$158,841
Year Ended 3/31/2022	$9.36	(3.91% )	1.10%	1.06% (c)	(0.82% )	32%	$199,667
Institutional Class
Year Ended 3/31/2026	$6.42	12.69%	0.91%	0.78% (c)	(0.40% )	39%	$211,037
Year Ended 3/31/2025	$7.81	(4.50% )	0.91%	0.79% (c)	(0.45% )	40%	$288,043
Year Ended 3/31/2024	$9.65	32.59%	0.93%	0.79% (c)	(0.35% )	33%	$736,235
Year Ended 3/31/2023	$8.12	(9.67% )	0.93% (e)	0.81% (c),(e)	(0.45% )	26%	$680,663
Year Ended 3/31/2022	$10.38	(3.77% )	0.85%	0.81% (c)	(0.56% )	32%	$880,232
Institutional 2 Class
Year Ended 3/31/2026	$7.85	12.71%	0.85%	0.72%	(0.35% )	39%	$17,575
Year Ended 3/31/2025	$9.08	(4.41% )	0.83%	0.69%	(0.35% )	40%	$96,112
Year Ended 3/31/2024	$10.97	32.68%	0.83%	0.69%	(0.24% )	33%	$112,617
Year Ended 3/31/2023	$9.11	(9.61% )	0.81% (e)	0.72% (e)	(0.36% )	26%	$88,680
Year Ended 3/31/2022	$11.47	(3.65% )	0.77%	0.72%	(0.48% )	32%	$198,407
Institutional 3 Class
Year Ended 3/31/2026	$8.32	12.83%	0.81%	0.67%	(0.29% )	39%	$86,154
Year Ended 3/31/2025	$9.49	(4.33% )	0.78%	0.64%	(0.30% )	40%	$116,231
Year Ended 3/31/2024	$11.39	32.77%	0.78%	0.64%	(0.20% )	33%	$158,963
Year Ended 3/31/2023	$9.42	(9.59% )	0.77% (e)	0.67% (e)	(0.31% )	26%	$154,171
Year Ended 3/31/2022	$11.81	(3.63% )	0.72%	0.67%	(0.43% )	32%	$342,904
Class R
Year Ended 3/31/2026	$2.54	12.15%	1.41%	1.28% (c)	(0.90% )	39%	$6,290
Year Ended 3/31/2025	$4.36	(4.93% )	1.41%	1.28% (c)	(0.94% )	40%	$5,850
Year Ended 3/31/2024	$6.06	31.86%	1.43%	1.30% (c)	(0.85% )	33%	$9,236
Year Ended 3/31/2023	$5.44	(10.19% )	1.43% (e)	1.31% (c),(e)	(0.94% )	26%	$7,769
Year Ended 3/31/2022	$7.45	(4.20% )	1.35%	1.31% (c)	(1.06% )	32%	$8,814
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class S
Year Ended 3/31/2026	$7.81	(0.03)	1.16	1.13	(2.52)	(2.52)
Year Ended 3/31/2025(f)	$8.94	(0.02)	(0.39)(d)	(0.41)	(0.72)	(0.72)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

(e)	Ratios include interfund lending expense which is less than 0.01%.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Select Large Cap Growth Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Year Ended 3/31/2026	$6.42	12.69%	0.91%	0.78% (c)	(0.40% )	39%	$21,860
Year Ended 3/31/2025 (f)	$7.81	(5.77% )	0.92%	0.76%	(0.42% )	40%	$27,341
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Large Cap Growth Fund  | 2026

Notes to Financial Statements
March 31, 2026
Note 1. Organization
Columbia Select Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Columbia Select Large Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
March 31, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Columbia Select Large Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
March 31, 2026
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The effective management services fee rate for the year ended March 31, 2026 was 0.76% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.

Columbia Select Large Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
March 31, 2026
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to July 31, 2025, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the year ended March 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Institutional Class	0.11
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.11
Class S	0.11
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended March 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $200.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Columbia Select Large Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
March 31, 2026
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.50% of the average daily net assets attributable to Class R shares of the Fund.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended March 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	72,148

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	August 1, 2025 through July 31, 2026 (%)	Prior to August 1, 2025 (%)
Class A	1.05	1.05
Institutional Class	0.80	0.80
Institutional 2 Class	0.74	0.69
Institutional 3 Class	0.69	0.64
Class R	1.30	1.30
Class S	0.80	0.80
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, prior to July 31, 2025, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Columbia Select Large Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
March 31, 2026
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At March 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, trustees’ deferred compensation, net operating loss reclassification and earnings and profits distributed to shareholders on the redemption of shares.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.

The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized gain ($)	Paid in capital ($)
3,444,845	(25,266,845)	21,822,000
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended March 31, 2026			Year Ended March 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
3,186,496	198,895,562	202,082,058	—	168,416,480	168,416,480
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At March 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
1,015,930	151,934,070	—	212,675,970
At March 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
262,836,210	224,123,661	(11,447,691)	212,675,970
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $248,960,285 and $560,499,876, respectively, for the year ended March 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Select Large Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
March 31, 2026
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the year ended March 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended March 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances,

Columbia Select Large Cap Growth Fund  | 2026

Notes to Financial Statements (continued)
March 31, 2026
such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Select Large Cap Growth Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Select Large Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Select Large Cap Growth Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statement of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
May 26, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.

Columbia Select Large Cap Growth Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended March 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend
54.07%	50.54%	$257,553,001
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Columbia Select Large Cap Growth Fund  | 2026

Columbia Select Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN215_(05/26)

Columbia Integrated Large Cap Growth Fund II
Annual Financial Statements and Additional Information
March 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Integrated Large Cap Growth Fund II | 2026

Portfolio of Investments
March 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.8%
Issuer	Shares	Value ($)
Communication Services 12.4%
Interactive Media & Services 12.4%
Alphabet, Inc., Class A	11,657	3,352,087
Alphabet, Inc., Class C	9,276	2,660,913
Meta Platforms, Inc., Class A	6,561	3,753,745
Total		9,766,745
Total Communication Services		9,766,745
Consumer Discretionary 15.6%
Automobiles 3.0%
Tesla, Inc.(a)	6,332	2,353,921
Broadline Retail 4.7%
Amazon.com, Inc.(a)	17,943	3,736,989
Hotels, Restaurants & Leisure 3.7%
Booking Holdings, Inc.	248	1,044,159
Expedia Group, Inc.	4,252	981,744
Las Vegas Sands Corp.	15,855	854,268
Total		2,880,171
Specialty Retail 4.2%
Abercrombie & Fitch Co., Class A(a)	4,139	378,180
Burlington Stores, Inc.(a)	750	244,035
Ross Stores, Inc.	2,903	628,877
TJX Companies, Inc. (The)	7,553	1,206,214
Ulta Beauty, Inc.(a)	1,580	825,882
Total		3,283,188
Total Consumer Discretionary		12,254,269
Consumer Staples 1.3%
Consumer Staples Distribution & Retail 1.3%
Maplebear, Inc.(a)	6,838	256,151
Sysco Corp.	10,430	743,972
Total		1,000,123
Total Consumer Staples		1,000,123
Energy 1.1%
Energy Equipment & Services 1.1%
TechnipFMC PLC	12,621	872,490
Total Energy		872,490
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 6.2%
Capital Markets 1.0%
SEI Investments Co.	9,778	767,280
Consumer Finance 1.3%
American Express Co.	3,335	1,008,771
Financial Services 1.0%
MasterCard, Inc., Class A	1,599	798,956
Insurance 2.9%
Everest Group Ltd.	1,780	581,793
Progressive Corp. (The)	3,932	779,480
RenaissanceRe Holdings Ltd.	3,245	964,511
Total		2,325,784
Total Financials		4,900,791
Health Care 10.1%
Biotechnology 3.6%
BioMarin Pharmaceutical, Inc.(a)	7,316	413,281
Incyte Corp.(a)	4,002	376,668
Insmed, Inc.(a)	1,521	248,714
Neurocrine Biosciences, Inc.(a)	3,996	526,433
Vertex Pharmaceuticals, Inc.(a)	2,854	1,274,425
Total		2,839,521
Health Care Providers & Services 3.3%
Cardinal Health, Inc.	4,665	985,761
Cigna Group (The)	1,804	481,217
McKesson Corp.	1,345	1,163,910
Total		2,630,888
Pharmaceuticals 3.2%
Eli Lilly & Co.	2,447	2,250,677
Jazz Pharmaceuticals PLC(a)	1,302	246,143
Total		2,496,820
Total Health Care		7,967,229
Industrials 4.5%
Commercial Services & Supplies 0.4%
Rollins, Inc.	6,413	342,518
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund II  | 2026
3

Portfolio of Investments (continued)
March 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 0.6%
EMCOR Group, Inc.	666	491,714
Electrical Equipment 1.9%
GE Vernova, Inc.	1,673	1,460,362
Ground Transportation 1.6%
Uber Technologies, Inc.(a)	17,558	1,262,947
Total Industrials		3,557,541
Information Technology 46.5%
Communications Equipment 2.9%
Arista Networks, Inc.(a)	10,250	1,258,495
Motorola Solutions, Inc.	2,441	1,059,321
Total		2,317,816
Electronic Equipment, Instruments & Components 1.0%
TE Connectivity PLC	3,700	773,374
IT Services 0.6%
EPAM Systems, Inc.(a)	3,549	480,535
Semiconductors & Semiconductor Equipment 22.8%
Advanced Micro Devices, Inc.(a)	7,955	1,618,286
Applied Materials, Inc.	2,950	1,008,280
Broadcom, Inc.	12,754	3,947,490
Credo Technology Group Holding Ltd.(a)	3,454	324,227
Marvell Technology, Inc.	9,200	911,260
Micron Technology, Inc.	1,501	507,098
NVIDIA Corp.	55,194	9,625,834
Total		17,942,475
Software 12.3%
Adobe, Inc.(a)	4,411	1,072,226
Dynatrace, Inc.(a)	8,355	308,968
HubSpot, Inc.(a)	3,250	793,325
Microsoft Corp.	13,843	5,124,263
Palantir Technologies, Inc., Class A(a)	4,447	650,507
RingCentral, Inc., Class A	7,348	273,272
Salesforce, Inc.	5,744	1,072,233
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	2,040	213,282
Workday, Inc., Class A(a)	1,324	172,014
Total		9,680,090
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	20,588	5,225,028
Seagate Technology Holdings PLC	481	188,437
Total		5,413,465
Total Information Technology		36,607,755
Materials 1.1%
Metals & Mining 1.1%
Coeur Mining, Inc.(a)	15,359	288,289
Newmont Corp.	5,409	585,524
Total		873,813
Total Materials		873,813
Real Estate 0.4%
Hotel & Resort REITs 0.4%
Host Hotels & Resorts, Inc.	17,621	337,618
Total Real Estate		337,618
Utilities 0.6%
Electric Utilities 0.6%
NRG Energy, Inc.	2,966	433,451
Total Utilities		433,451
Total Common Stocks (Cost $58,625,667)		78,571,825

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(b),(c)	451,049	450,869
Total Money Market Funds (Cost $450,914)		450,869
Total Investments in Securities (Cost: $59,076,581)		79,022,694
Other Assets & Liabilities, Net		(280,905)
Net Assets		78,741,789
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Columbia Integrated Large Cap Growth Fund II  | 2026

Portfolio of Investments (continued)
March 31, 2026
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	56,949,096	626,695,799	(683,193,799)	(227)	450,869	(667)	666,827	451,049
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	9,766,745	—	—	9,766,745
Consumer Discretionary	12,254,269	—	—	12,254,269
Consumer Staples	1,000,123	—	—	1,000,123
Energy	872,490	—	—	872,490
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund II  | 2026
5

Portfolio of Investments (continued)
March 31, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Financials	4,900,791	—	—	4,900,791
Health Care	7,967,229	—	—	7,967,229
Industrials	3,557,541	—	—	3,557,541
Information Technology	36,607,755	—	—	36,607,755
Materials	873,813	—	—	873,813
Real Estate	337,618	—	—	337,618
Utilities	433,451	—	—	433,451
Total Common Stocks	78,571,825	—	—	78,571,825
Money Market Funds	450,869	—	—	450,869
Total Investments in Securities	79,022,694	—	—	79,022,694
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Columbia Integrated Large Cap Growth Fund II  | 2026

Statement of Assets and Liabilities
March 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $58,625,667)	$78,571,825
Affiliated issuers (cost $450,914)	450,869
Receivable for:
Dividends	12,817
Foreign tax reclaims	89
Expense reimbursement due from Investment Manager	694
Prepaid expenses	5,025
Deferred compensation of board members	286,529
Total assets	79,327,848
Liabilities
Due to custodian	8,319
Payable for:
Capital shares redeemed	96,300
Management services fees	1,602
Transfer agent fees	8,216
Compensation of chief compliance officer	14
Accounting services fees	41,862
Compensation of board members	1,093
Other expenses	21,602
Deferred compensation of board members	407,051
Total liabilities	586,059
Net assets applicable to outstanding capital stock	$78,741,789
Represented by
Paid in capital	59,393,653
Total distributable earnings (loss)	19,348,136
Total - representing net assets applicable to outstanding capital stock	$78,741,789
Institutional Class
Net assets	$78,741,789
Shares outstanding	4,153,388
Net asset value per share	$18.96
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund II  | 2026
7

Statement of Operations
Year Ended March 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$4,345,290
Dividends — affiliated issuers	666,827
Interfund lending	5,951
Foreign taxes withheld	(176,851)
Total income	4,841,217
Expenses:
Management services fees	5,691,233
Transfer agent fees
Institutional Class	737,779
Custodian fees	40,167
Printing and postage fees	19,190
Registration fees	49,225
Accounting services fees	58,324
Legal fees	32,102
Interest on interfund lending	83
Compensation of board members	19,433
Deferred compensation of board members	25,313
Other	53,416
Total expenses	6,726,265
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(361,314)
Total net expenses	6,364,951
Net investment loss	(1,523,734)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,738,817,902
Investments — affiliated issuers	(667)
Net realized gain	1,738,817,235
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,191,402,582)
Investments — affiliated issuers	(227)
Net change in unrealized appreciation (depreciation)	(1,191,402,809)
Net realized and unrealized gain	547,414,426
Net increase in net assets resulting from operations	$545,890,692
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Columbia Integrated Large Cap Growth Fund II  | 2026

Statement of Changes in Net Assets

	Year Ended March 31, 2026	Year Ended March 31, 2025
Operations
Net investment loss	$(1,523,734)	$(4,691,789)
Net realized gain	1,738,817,235	649,663,965
Net change in unrealized appreciation (depreciation)	(1,191,402,809)	(276,398,860)
Net increase in net assets resulting from operations	545,890,692	368,573,316
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(491,152,683)	(483,515,990)
Total distributions to shareholders	(491,152,683)	(483,515,990)
Decrease in net assets from capital stock activity	(4,008,088,798)	(96,503,540)
Total decrease in net assets	(3,953,350,789)	(211,446,214)
Net assets at beginning of year	4,032,092,578	4,243,538,792
Net assets at end of year	$78,741,789	$4,032,092,578

	Year Ended		Year Ended
	March 31, 2026		March 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	25,704,316	466,342,480	48,516,332	969,224,512
Distributions reinvested	26,664,098	491,152,683	23,711,947	483,515,990
Shares redeemed	(263,917,669)	(4,965,583,961)	(75,794,125)	(1,549,241,027)
Net decrease	(211,549,255)	(4,008,088,798)	(3,565,846)	(96,500,525)
Institutional 3 Class
Shares redeemed	—	—	(167)	(3,015)
Net decrease	—	—	(167)	(3,015)

Total net decrease	(211,549,255)	(4,008,088,798)	(3,566,013)	(96,503,540)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Integrated Large Cap Growth Fund II  | 2026
9

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Institutional Class	Year Ended March 31,
	2026	2025	2024	2023	2022
Per share data
Net asset value, beginning of period	$18.69	$19.35	$14.50	$17.81	$19.34
Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.02)	(0.01)	0.02	(0.04)
Net realized and unrealized gain (loss)	2.62	1.59	5.81	(2.01)	1.52
Total from investment operations	2.59	1.57	5.80	(1.99)	1.48
Distributions to shareholders
Distributions from net investment income	—	—	(0.01)	(0.02)	—
Distributions from net realized gains	(2.32)	(2.23)	(0.94)	(1.30)	(3.01)
Total distributions to shareholders	(2.32)	(2.23)	(0.95)	(1.32)	(3.01)
Net asset value, end of period	$18.96	$18.69	$19.35	$14.50	$17.81
Total return	14.20%	7.43%	41.29%	(9.89%)	6.57%
Ratios to average net assets
Total gross expenses(a)	0.78%(b)	0.75%(b)	0.76%	0.78%	0.75%(b)
Total net expenses(a),(c)	0.74%(b)	0.74%(b)	0.74%	0.74%	0.74%(b)
Net investment income (loss)	(0.18%)	(0.10%)	(0.06%)	0.16%	(0.19%)
Supplemental data
Net assets, end of period (in thousands)	$78,742	$4,032,093	$4,243,536	$3,803,733	$4,059,795
Portfolio turnover	86%	52%	44%	83%	53%

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Ratios include interfund lending expense which is less than 0.01%.
(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Columbia Integrated Large Cap Growth Fund II  | 2026

Notes to Financial Statements
March 31, 2026
Note 1. Organization
Columbia Integrated Large Cap Growth Fund II (formerly known as Multi-Manager Growth Strategies Fund) (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Effective December 18, 2025, Multi-Manager Growth Strategies Fund was renamed Columbia Integrated Large Cap Growth Fund II.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close
Columbia Integrated Large Cap Growth Fund II  | 2026
11

Notes to Financial Statements (continued)
March 31, 2026
of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
12
Columbia Integrated Large Cap Growth Fund II  | 2026

Notes to Financial Statements (continued)
March 31, 2026
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below), prior to December 6, 2025, had the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The effective management services fee rate for the year ended March 31, 2026 was 0.66% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager had entered into Subadvisory Agreements with J.P. Morgan Investment Management Inc., and Loomis, Sayles & Company, L.P., each of which subadvised a portion of the assets of the Fund. Prior to July 21, 2025, Los Angeles Capital Management LLC served as a subadviser to the Fund. New investments in the Fund, net of any
Columbia Integrated Large Cap Growth Fund II  | 2026
13

Notes to Financial Statements (continued)
March 31, 2026
redemptions, were allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund varied due to market fluctuations. The Investment Manager compensated each subadviser to manage the investment of the Fund’s assets.
On November 6, 2025, the Fund’s Board of Trustees approved the termination of J.P. Morgan Investment Management Inc. and Loomis, Sayles & Company, L.P. as subadvisers to the Fund, with a final date of management on or about December 5, 2025.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the year ended March 31, 2026, the Fund’s effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.09
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
14
Columbia Integrated Large Cap Growth Fund II  | 2026

Notes to Financial Statements (continued)
March 31, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	August 1, 2025 through July 31, 2026 (%)	Prior to August 1, 2025 (%)
Institutional Class	0.72	0.74
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At March 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, trustees’ deferred compensation, non-deductible expenses, disallowed capital gains (losses) on a redemption-in-kind, net operating loss reclassification and earnings and profits distributed to shareholders on the redemption of shares. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
1,456,295	(1,533,711,068)	1,532,254,773
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended March 31, 2026			Year Ended March 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
39,876,157	451,276,526	491,152,683	74,060,674	409,455,316	483,515,990
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
Columbia Integrated Large Cap Growth Fund II  | 2026
15

Notes to Financial Statements (continued)
March 31, 2026
At March 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
—	—	—	19,768,270
At March 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
59,254,424	23,560,240	(3,791,970)	19,768,270
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $907,964,741 and $5,355,445,423, respectively, for the year ended March 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Redemption-in-kind
Proceeds from the sales of securities for the Fund include the value of securities delivered through an in-kind redemption of certain fund shares. During the year ended March 31, 2026, securities and other assets with a value of $4,339,773,060 were distributed to shareholders to satisfy their redemption requests. The net realized gain on these securities was $1,601,096,494, which is not taxable to remaining shareholders in the Fund.
Note 7. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 8. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
16
Columbia Integrated Large Cap Growth Fund II  | 2026

Notes to Financial Statements (continued)
March 31, 2026
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended March 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	200,000	4.84	3
Lender	8,800,000	4.87	5
Interest income earned and interest expense incurred by the Fund are recorded as Interfund lending and Interest on interfund lending, respectively, in the Statement of Operations. The Fund had no outstanding interfund loans at March 31, 2026.
Note 9. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended March 31, 2026.
Note 10. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Columbia Integrated Large Cap Growth Fund II  | 2026
17

Notes to Financial Statements (continued)
March 31, 2026
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At March 31, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
18
Columbia Integrated Large Cap Growth Fund II  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Integrated Large Cap Growth Fund II
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Integrated Large Cap Growth Fund II (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statement of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
May 26, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Columbia Integrated Large Cap Growth Fund II  | 2026
19

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended March 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction	Capital gain dividend
43.88%	41.26%	$152,790,562
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
20
Columbia Integrated Large Cap Growth Fund II  | 2026

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Columbia Integrated Large Cap Growth Fund II
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN117_(05/26)

Multi-Manager Large Cap Growth Strategies Fund
Annual Financial Statements and Additional Information
March 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager Large Cap Growth Strategies Fund | 2026

Portfolio of Investments
March 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 15.4%
Diversified Telecommunication Services 0.0%
Iridium Communications, Inc.	37,733	1,046,713
Entertainment 3.4%
Netflix, Inc.(a)	1,109,530	106,681,310
Roblox Corp., Class A(a)	17,169	971,079
Spotify Technology SA(a)	30,434	14,757,751
Walt Disney Co. (The)	371,022	35,759,100
Total		158,169,240
Interactive Media & Services 12.0%
Alphabet, Inc., Class A	707,328	203,399,240
Alphabet, Inc., Class C	513,349	147,259,294
Meta Platforms, Inc., Class A	357,793	204,704,109
Reddit, Inc., Class A(a)	4,653	626,526
Total		555,989,169
Total Communication Services		715,205,122
Consumer Discretionary 11.7%
Automobiles 4.2%
Tesla, Inc.(a)	530,655	197,270,996
Broadline Retail 3.9%
Alibaba Group Holding Ltd., ADR	98,263	12,328,076
Amazon.com, Inc.(a)	795,172	165,610,472
MercadoLibre, Inc.(a)	680	1,175,734
Sea Ltd. ADR(a)	1,212	100,366
Total		179,214,648
Diversified Consumer Services 0.1%
H&R Block, Inc.	151,780	4,817,497
Hotels, Restaurants & Leisure 2.6%
Booking Holdings, Inc.	7,834	32,983,647
Carnival Corp.	224,808	5,818,031
Domino’s Pizza, Inc.	35,317	12,671,386
DoorDash, Inc., Class A(a)	2,365	355,105
Expedia Group, Inc.	21,987	5,076,578
McDonald’s Corp.	44,296	13,766,754
Starbucks Corp.	246,191	22,056,252
Travel + Leisure Co.	89,462	6,189,876
Common Stocks (continued)
Issuer	Shares	Value ($)
Wingstop, Inc.	23,801	3,688,441
Yum China Holdings, Inc.	92,106	4,492,931
Yum! Brands, Inc.	101,026	15,707,522
Total		122,806,523
Household Durables 0.1%
D.R. Horton, Inc.	26,859	3,685,592
Specialty Retail 0.1%
AutoZone, Inc.(a)	490	1,655,112
Carvana Co.(a)	4,299	1,351,520
Wayfair, Inc., Class A(a)	19,531	1,468,926
Total		4,475,558
Textiles, Apparel & Luxury Goods 0.7%
Deckers Outdoor Corp.(a)	34,959	3,499,047
lululemon athletica, Inc.(a)	5,519	844,959
NIKE, Inc., Class B	209,068	11,042,972
Ralph Lauren Corp.	23,073	7,936,881
Tapestry, Inc.	69,420	9,795,856
Total		33,119,715
Total Consumer Discretionary		545,390,529
Consumer Staples 3.4%
Beverages 1.7%
Coca-Cola Bottling Co. Consolidated	10,353	1,985,084
Coca-Cola Co. (The)	231,366	17,595,384
Monster Beverage Corp.(a)	805,077	58,335,880
Total		77,916,348
Consumer Staples Distribution & Retail 1.1%
Costco Wholesale Corp.	1,645	1,639,127
Dollar General Corp.	36,453	4,328,065
Sprouts Farmers Market, Inc.(a)	49,681	3,831,895
Sysco Corp.	217,284	15,498,868
Walmart, Inc.	203,679	25,313,226
Total		50,611,181
Household Products 0.2%
Procter & Gamble Co. (The)	61,525	8,886,671
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Large Cap Growth Strategies Fund  | 2026
3

Portfolio of Investments (continued)
March 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.4%
Philip Morris International, Inc.	126,040	20,839,454
Total Consumer Staples		158,253,654
Energy 1.2%
Oil, Gas & Consumable Fuels 1.2%
Cheniere Energy, Inc.	40,302	11,436,095
Exxon Mobil Corp.	113,460	19,249,624
Phillips 66	129,670	23,623,281
Total		54,309,000
Total Energy		54,309,000
Financials 6.9%
Banks 0.9%
Bank of America Corp.	173,296	8,448,180
NU Holdings Ltd., Class A(a)	980,320	14,087,199
Popular, Inc.	157,594	21,144,387
Total		43,679,766
Capital Markets 2.8%
Charles Schwab Corp. (The)	152,524	14,334,205
FactSet Research Systems, Inc.	47,311	10,266,014
Goldman Sachs Group, Inc. (The)	29,740	25,159,742
Hamilton Lane, Inc., Class A	174,197	17,315,182
Intercontinental Exchange, Inc.	19,099	3,003,891
Lazard, Inc.	148,548	6,310,319
Moody’s Corp.	16,527	7,209,904
Morningstar, Inc.	137,101	23,176,924
Robinhood Markets, Inc., Class A(a)	11,562	801,247
SEI Investments Co.	219,102	17,192,934
TPG, Inc.	93,071	3,770,306
Total		128,540,668
Consumer Finance 0.0%
SLM Corp.	96,254	2,060,798
Financial Services 3.2%
Berkshire Hathaway, Inc., Class B(a)	31,373	15,033,942
Block, Inc., Class A(a)	185,575	11,167,903
MasterCard, Inc., Class A	59,725	29,842,193
Common Stocks (continued)
Issuer	Shares	Value ($)
PayPal Holdings, Inc.	168,304	7,612,390
Visa, Inc., Class A	282,516	85,387,636
Total		149,044,064
Total Financials		323,325,296
Health Care 11.7%
Biotechnology 5.5%
AbbVie, Inc.	207,802	45,194,857
Alnylam Pharmaceuticals, Inc.(a)	24,530	8,116,241
Amgen, Inc.	42,772	15,049,328
Caris Life Sciences, Inc.(a)	343,823	6,147,555
Exelixis, Inc.(a)	541,310	23,216,786
Gilead Sciences, Inc.	148,933	20,756,792
Halozyme Therapeutics, Inc.(a)	51,645	3,337,817
Incyte Corp.(a)	112,515	10,589,912
Insmed, Inc.(a)	128,083	20,944,132
Natera, Inc.(a)	73,233	14,645,868
Regeneron Pharmaceuticals, Inc.	50,137	38,737,852
Vertex Pharmaceuticals, Inc.(a)	106,045	47,353,334
Total		254,090,474
Health Care Equipment & Supplies 0.8%
Abbott Laboratories	104,535	10,732,607
IDEXX Laboratories, Inc.(a)	3,637	2,043,594
Inspire Medical Systems, Inc.(a)	38,987	2,010,950
Intuitive Surgical, Inc.(a)	47,734	22,004,897
Total		36,792,048
Health Care Providers & Services 0.5%
HCA Healthcare, Inc.	25,393	12,016,983
Hims & Hers Health, Inc., Class A(a)	23,804	494,171
McKesson Corp.	14,117	12,216,287
Total		24,727,441
Life Sciences Tools & Services 0.6%
Illumina, Inc.(a)	76,041	9,372,814
Thermo Fisher Scientific, Inc.	38,419	18,884,091
Total		28,256,905
The accompanying Notes to Financial Statements are an integral part of this statement.
4
Multi-Manager Large Cap Growth Strategies Fund  | 2026

Portfolio of Investments (continued)
March 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 4.3%
Bristol-Myers Squibb Co.	388,289	23,549,728
Eli Lilly & Co.	83,983	77,245,044
Johnson & Johnson	114,387	27,960,758
Merck & Co., Inc.	131,146	15,775,552
Novartis AG, ADR	145,992	22,300,278
Novo Nordisk A/S, ADR	466,995	17,162,066
Roche Holding AG, ADR	332,111	16,517,541
Total		200,510,967
Total Health Care		544,377,835
Industrials 7.6%
Aerospace & Defense 3.5%
Boeing Co. (The)(a)	381,334	75,896,906
General Electric Co.	107,430	30,485,411
HEICO Corp.	4,869	1,335,080
HEICO Corp., Class A	39,319	8,299,848
Howmet Aerospace, Inc.	87,744	20,221,482
Lockheed Martin Corp.	10,111	6,110,987
Rocket Lab Corp.(a)	52,214	3,353,183
RTX Corp.	84,578	16,315,096
StandardAero, Inc.(a)	85,133	2,198,986
Total		164,216,979
Air Freight & Logistics 0.5%
Expeditors International of Washington, Inc.	145,976	20,908,143
Building Products 0.6%
Trane Technologies PLC	71,183	29,664,803
Commercial Services & Supplies 0.3%
Cintas Corp.	66,421	11,234,448
Construction & Engineering 0.2%
Comfort Systems U.S.A., Inc.	551	759,823
Quanta Services, Inc.	17,928	9,842,831
Total		10,602,654
Electrical Equipment 1.0%
GE Vernova, Inc.	46,956	40,987,892
Rockwell Automation, Inc.	15,242	5,470,049
Vertiv Holdings Co.	5,850	1,465,893
Total		47,923,834
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 0.4%
Lyft, Inc., Class A(a)	472,914	6,289,756
Uber Technologies, Inc.(a)	10,690	768,932
Union Pacific Corp.	36,166	8,774,595
Total		15,833,283
Industrial Conglomerates 0.4%
3M Co.	118,818	17,255,938
Machinery 0.6%
Deere & Co.	51,503	29,011,640
Professional Services 0.1%
ExlService Holdings, Inc.(a)	168,981	5,145,471
Total Industrials		351,797,193
Information Technology 39.1%
Communications Equipment 0.9%
Arista Networks, Inc.(a)	145,147	17,821,149
Ciena Corp.(a)	40,077	15,559,094
Lumentum Holdings, Inc.(a)	10,214	7,177,990
Total		40,558,233
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., Class A	264,588	33,430,694
Celestica, Inc.(a)	20,341	5,729,653
Total		39,160,347
IT Services 1.4%
Cloudflare, Inc.(a)	780	160,945
International Business Machines Corp.	70,106	16,992,993
Shopify, Inc., Class A(a)	368,725	43,738,159
Snowflake, Inc., Class A(a)	16,457	2,482,045
Twilio, Inc., Class A(a)	24,380	3,067,492
Total		66,441,634
Semiconductors & Semiconductor Equipment 18.1%
Advanced Micro Devices, Inc.(a)	110,413	22,461,316
Analog Devices, Inc.	22,321	7,101,203
Applied Materials, Inc.	22,516	7,695,744
Broadcom, Inc.	445,994	138,039,603
KLA Corp.	4,200	6,184,122
Lam Research Corp.	133,098	28,437,719
Marvell Technology, Inc.	123,293	12,212,172
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Large Cap Growth Strategies Fund  | 2026
5

Portfolio of Investments (continued)
March 31, 2026
Common Stocks (continued)
Issuer	Shares	Value ($)
NVIDIA Corp.	3,219,692	561,514,285
QUALCOMM, Inc.	107,431	13,834,964
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	51,097	17,268,231
Texas Instruments, Inc.	126,583	24,574,823
Total		839,324,182
Software 10.2%
Adobe, Inc.(a)	13,941	3,388,778
AppLovin Corp.(a)	2,198	874,804
Autodesk, Inc.(a)	158,735	38,001,159
Cadence Design Systems, Inc.(a)	37,518	10,425,127
Crowdstrike Holdings, Inc., Class A(a)	2,981	1,163,812
Intuit, Inc.	6,221	2,689,836
Microsoft Corp.	735,315	272,191,554
Oracle Corp.	526,515	77,455,622
Palantir Technologies, Inc., Class A(a)	129,287	18,912,102
Pegasystems, Inc.	139,192	5,924,012
Salesforce, Inc.	147,739	27,578,439
ServiceNow, Inc.(a)	58,251	6,090,142
Teradata Corp.(a)	98,368	2,521,172
Workday, Inc., Class A(a)	51,295	6,664,246
Total		473,880,805
Technology Hardware, Storage & Peripherals 7.7%
Apple, Inc.	1,317,164	334,283,052
Dell Technologies, Inc.	30,839	5,061,605
NetApp, Inc.	55,571	5,689,915
Super Micro Computer, Inc.(a)	62,590	1,425,174
Western Digital Corp.	44,356	11,997,854
Total		358,457,600
Total Information Technology		1,817,822,801
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.5%
Metals & Mining 0.5%
Anglogold Ashanti PLC	80,403	7,828,036
Freeport-McMoRan, Inc.	82,131	4,827,660
Southern Copper Corp.	54,778	9,425,103
Total		22,080,799
Total Materials		22,080,799
Utilities 0.4%
Electric Utilities 0.3%
NRG Energy, Inc.	90,929	13,288,364
Independent Power and Renewable Electricity Producers 0.1%
Vistra Corp.	30,700	4,615,131
Total Utilities		17,903,495
Total Common Stocks (Cost $4,388,139,718)		4,550,465,724

Exchange-Traded Equity Funds 0.4%
	Shares	Value ($)
U.S. Large Cap 0.4%
Natixis Loomis Sayles Focused Growth ETF(a)	412,285	16,239,906
Total Exchange-Traded Equity Funds (Cost $16,938,969)		16,239,906

Money Market Funds 1.5%

Columbia Short-Term Cash Fund, 3.790%(b),(c)	71,056,931	71,028,509
Total Money Market Funds (Cost $71,034,286)		71,028,509
Total Investments in Securities (Cost: $4,476,112,973)		4,637,734,139
Other Assets & Liabilities, Net		8,726,291
Net Assets		4,646,460,430
The accompanying Notes to Financial Statements are an integral part of this statement.
6
Multi-Manager Large Cap Growth Strategies Fund  | 2026

Portfolio of Investments (continued)
March 31, 2026
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	—	816,925,413	(745,891,127)	(5,777)	71,028,509	(3,212)	1,786,046	71,056,931
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Large Cap Growth Strategies Fund  | 2026
7

Portfolio of Investments (continued)
March 31, 2026
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	715,205,122	—	—	715,205,122
Consumer Discretionary	545,390,529	—	—	545,390,529
Consumer Staples	158,253,654	—	—	158,253,654
Energy	54,309,000	—	—	54,309,000
Financials	323,325,296	—	—	323,325,296
Health Care	527,860,294	16,517,541	—	544,377,835
Industrials	351,797,193	—	—	351,797,193
Information Technology	1,817,822,801	—	—	1,817,822,801
Materials	22,080,799	—	—	22,080,799
Utilities	17,903,495	—	—	17,903,495
Total Common Stocks	4,533,948,183	16,517,541	—	4,550,465,724
Exchange-Traded Equity Funds	16,239,906	—	—	16,239,906
Money Market Funds	71,028,509	—	—	71,028,509
Total Investments in Securities	4,621,216,598	16,517,541	—	4,637,734,139
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
8
Multi-Manager Large Cap Growth Strategies Fund  | 2026

Statement of Assets and Liabilities
March 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $4,405,078,687)	$4,566,705,630
Affiliated issuers (cost $71,034,286)	71,028,509
Receivable for:
Investments sold	8,269,476
Capital shares sold	2,040,913
Dividends	2,217,143
Foreign tax reclaims	325,168
Expense reimbursement due from Investment Manager	2,071
Prepaid expenses	4,817
Other assets	511
Total assets	4,650,594,238
Liabilities
Payable for:
Investments purchased	1,057,651
Capital shares redeemed	2,550,962
Management services fees	79,392
Transfer agent fees	268,518
Compensation of chief compliance officer	821
Compensation of board members	6,019
Other expenses	161,096
Deferred compensation of board members	9,349
Total liabilities	4,133,808
Net assets applicable to outstanding capital stock	$4,646,460,430
Represented by
Paid in capital	4,555,794,868
Total distributable earnings (loss)	90,665,562
Total - representing net assets applicable to outstanding capital stock	$4,646,460,430
Institutional Class
Net assets	$4,646,460,430
Shares outstanding	373,449,018
Net asset value per share	$12.44
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Large Cap Growth Strategies Fund  | 2026
9

Statement of Operations
For the period from June 2, 2025 (commencement of operations) through March 31, 2026

Net investment income
Income:
Dividends — unaffiliated issuers	$23,000,191
Dividends — affiliated issuers	1,786,046
Foreign taxes withheld	(389,946)
Total income	24,396,291
Expenses:
Management services fees	25,829,199
Transfer agent fees
Institutional Class	2,617,509
Custodian fees	29,497
Printing and postage fees	157,606
Registration fees	977,157
Accounting services fees	52,357
Legal fees	75,049
Interest on interfund lending	82
Compensation of chief compliance officer	821
Compensation of board members	51,164
Deferred compensation of board members	9,393
Other	68,244
Total expenses	29,868,078
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(930,382)
Total net expenses	28,937,696
Net investment loss	(4,541,405)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(59,998,979)
Investments — affiliated issuers	(3,212)
Net realized loss	(60,002,191)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	161,626,943
Investments — affiliated issuers	(5,777)
Net change in unrealized appreciation (depreciation)	161,621,166
Net realized and unrealized gain	101,618,975
Net increase in net assets resulting from operations	$97,077,570
The accompanying Notes to Financial Statements are an integral part of this statement.
10
Multi-Manager Large Cap Growth Strategies Fund  | 2026

Statement of Changes in Net Assets

Year Ended March 31, 2026 (a)
Operations
Net investment loss	$(4,541,405)
Net realized loss	(60,002,191)
Net change in unrealized appreciation (depreciation)	161,621,166
Net increase in net assets resulting from operations	97,077,570
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(6,412,008)
Total distributions to shareholders	(6,412,008)
Increase in net assets from capital stock activity	4,555,792,368
Total increase in net assets	4,646,457,930
Net assets at beginning of period	2,500
Net assets at end of period	$4,646,460,430

	Year Ended
	March 31, 2026 (a)
	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	424,713,805	5,239,935,628
Distributions reinvested	462,293	6,412,008
Shares redeemed	(51,727,288)	(690,555,268)
Net increase	373,448,810	4,555,792,368

Total net increase	373,448,810	4,555,792,368

(a)	Based on operations from June 2, 2025 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Large Cap Growth Strategies Fund  | 2026
11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
Institutional Class	Year Ended March 31, 2026(a)
Per share data
Net asset value, beginning of period	$12.00
Income from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gain	0.47
Total from investment operations	0.46
Distributions to shareholders
Distributions from net realized gains	(0.02)
Total distributions to shareholders	(0.02)
Net asset value, end of period	$12.44
Total return	3.79%
Ratios to average net assets
Total gross expenses(b)	0.74%(c)
Total net expenses(b),(d)	0.72%(c)
Net investment loss	(0.11%)
Supplemental data
Net assets, end of period (in thousands)	$4,646,460
Portfolio turnover	65%

Notes to Financial Highlights
(a)	The Fund commenced operations on June 2, 2025. Per share data and total return reflect activity from that date.
(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
12
Multi-Manager Large Cap Growth Strategies Fund  | 2026

Notes to Financial Statements
March 31, 2026
Note 1. Organization
Multi-Manager Large Cap Growth Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
On June 2, 2025, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), invested $2,500 in Institutional Class shares of the Fund, which represented the initial capital, at $12 per share. On June 6, 2025, the Fund accepted a subscription in-kind from an affiliated fund. The aggregate fair value of securities and cash in lieu contributed in connection with this subscription was approximately $4.3 billion. The securities were recorded at their fair value on the date of contribution, and the transaction was treated as capital share subscriptions for financial reporting purposes. Accordingly, no gain or loss was recognized by the Fund.
These financial statements cover the period from June 2, 2025 (commencement of operations) through March 31, 2026. All references to the year ended March 31, 2026 refer to the period from June 2, 2025 through March 31, 2026.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Multi-Manager Large Cap Growth Strategies Fund  | 2026
13

Notes to Financial Statements (continued)
March 31, 2026
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
14
Multi-Manager Large Cap Growth Strategies Fund  | 2026

Notes to Financial Statements (continued)
March 31, 2026
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the year ended March 31, 2026 was 0.64% of the Fund’s average daily net assets.
Multi-Manager Large Cap Growth Strategies Fund  | 2026
15

Notes to Financial Statements (continued)
March 31, 2026
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with J.P. Morgan Investment Management Inc., Loomis, Sayles & Company, L.P., and Los Angeles Capital Management LLC, each of which served as a subadviser to the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the year ended March 31, 2026, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.07
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
16
Multi-Manager Large Cap Growth Strategies Fund  | 2026

Notes to Financial Statements (continued)
March 31, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through July 31, 2026 (%)
Institutional Class	0.72
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At March 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, post-October capital losses, trustees’ deferred compensation and net operating loss reclassification.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
4,532,056	(4,532,056)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the year ended March 31, 2026 was as follows:
Ordinary income ($)	Long-term capital gains ($)	Total ($)
6,412,008	—	6,412,008
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
Multi-Manager Large Cap Growth Strategies Fund  | 2026
17

Notes to Financial Statements (continued)
March 31, 2026
At March 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
—	—	—	131,454,972
At March 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
4,506,279,167	455,467,565	(324,012,593)	131,454,972
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of March 31, 2026, the Fund will elect to treat the following late-year ordinary losses and post-October capital losses as arising on April 1, 2026.
Late year ordinary losses ($)	Post-October capital losses ($)
—	40,780,061
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $7,641,504,657 and $3,176,017,911, respectively, for the year ended March 31, 2026. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
18
Multi-Manager Large Cap Growth Strategies Fund  | 2026

Notes to Financial Statements (continued)
March 31, 2026
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended March 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	200,000	4.90	3
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at March 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended March 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Multi-Manager Large Cap Growth Strategies Fund  | 2026
19

Notes to Financial Statements (continued)
March 31, 2026
Shareholder concentration risk
At March 31, 2026, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
20
Multi-Manager Large Cap Growth Strategies Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Multi-Manager Large Cap Growth Strategies Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Multi-Manager Large Cap Growth Strategies Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of March 31, 2026, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period June 2, 2025 (commencement of operations) through March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, and the results of its operations, changes in its net assets, and the financial highlights for the period June 2, 2025 (commencement of operations) through March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
May 26, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.
Multi-Manager Large Cap Growth Strategies Fund  | 2026
21

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended March 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Qualified dividend income	Dividends received deduction
100.00%	100.00%
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
22
Multi-Manager Large Cap Growth Strategies Fund  | 2026

[THIS PAGE INTENTIONALLY LEFT BLANK]

Multi-Manager Large Cap Growth Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN345_(05/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics required to be disclosed under Item 2 of Form N-CSR. attached hereto as Exhibit 99.CODE ETH.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Series Trust I

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer

Date:	May 26, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer

Date:	May 26, 2026